UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036
______________________________________________

UBS Relationship Funds
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	0.77%
Airlines	0.26
Auto components	0.27
Automobiles	0.55
Beverages	0.91
Biotechnology	0.88
Building products	0.19
Capital markets	0.62
Chemicals	1.29
Commercial banks	2.37
Communications equipment	0.56
Computers & peripherals	2.09
Construction & engineering	0.22
Construction materials	0.32
Distributors	0.00 [2]
Diversified financial services	0.70
Diversified telecommunication services	0.51
Electric utilities	0.52
Electrical equipment	0.38
Electronic equipment, instruments & components	0.13
Energy equipment & services	1.05
Food & staples retailing	0.73
Food products	0.94
Gas utilities	0.31
Health care equipment & supplies	0.31
Health care providers & services	0.78
Hotels, restaurants & leisure	0.57
Household durables	0.04
Household products	0.19
Industrial conglomerates	0.68
Insurance	1.71
Internet & catalog retail	0.98
Internet software & services	1.51
IT services	1.29
Leisure equipment & products	0.22
Life sciences tools & services	0.36
Machinery	1.10
Marine	0.02
Media	0.94
Metals & mining	1.10
Multiline retail	0.43
Multi-utilities	0.38
Oil, gas & consumable fuels	3.26
Paper & forest products	0.11
Personal products	0.74
Pharmaceuticals	2.01
Professional services	0.35
Real estate investment trust (REIT)	0.33
Real estate management & development	0.41
Road & rail	0.55
Semiconductors & semiconductor equipment	0.77
Software	1.52
Specialty retail	0.18
Textiles, apparel & luxury goods	1.17
Tobacco	0.74
Trading companies & distributors	0.53
Transportation infrastructure	0.01
Wireless telecommunication services	1.30

Total common stocks	43.16%
Preferred stock	0.21
Bonds
Mortgage & agency debt securities	0.05
US government obligations	4.54
Non-US government obligations	9.02

Total bonds	13.61%
Investment companies
iShares JPMorgan USD Emerging Markets Bond Fund	2.02
UBS Credit Bond Relationship Fund	8.04
UBS Emerging Markets Equity Relationship Fund	5.60
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	2.50
UBS Global Corporate Bond Relationship Fund	6.01
UBS High Yield Relationship Fund	4.84
UBS Small-Cap Equity Relationship Fund	1.71
Vanguard MSCI EAFE ETF	2.77

Total investment companies	33.49%
Warrant	0.09
Short-term investment	6.70
Options purchased	0.10
Investment of cash collateral from securities loaned	1.18

Total investments	98.54%
Cash and other assets, less liabilities	1.46

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment company and derivatives exposure was included.
[2]	Amount represents less than 0.005%.

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 43.16%
Argentina — 0.11%
MercadoLibre, Inc.	4,500	$371,475

Australia — 0.84%
Australia & New Zealand Banking Group Ltd.	41,493	1,065,257
Orica Ltd.	34,697	895,101
Westfield Group	73,617	775,847

Total Australia common stocks		2,736,205

Brazil — 0.30%
Banco Bradesco SA ADR	5,076	81,571
CETIP SA - Mercados Organizados	6,100	80,039
Cia de Bebidas das Americas ADR[1]	1,150	44,011
Cosan Ltd., Class A	5,600	88,816
Gafisa SA*	38,600	84,921
Gerdau SA ADR	4,900	46,599
Itau Unibanco Holding SA ADR	13,100	200,168
Minerva SA	8,700	48,237
Odontoprev SA	1,800	10,078
PDG Realty SA Empreendimentos e Participacoes	23,800	44,847
Petroleo Brasileiro SA ADR	4,100	94,054
Vale SA ADR	9,400	168,260

Total Brazil common stocks		991,601

Canada — 1.66%
Canadian Oil Sands Ltd.	32,400	693,744
Lululemon Athletica, Inc.*	9,700	717,218
Petrobank Energy & Resources Ltd.*	44,700	627,010
Petrominerales Ltd.[1]	31,928	258,516
Royal Bank of Canada	24,300	1,397,540
Suncor Energy, Inc.	35,400	1,164,516
Teck Resources Ltd., Class B	20,000	590,174

Total Canada common stocks		5,448,718

Chile — 0.04%
Sociedad Quimica y Minera de Chile SA ADR	1,900	117,116

China — 1.78%
AIA Group Ltd.	308,486	1,149,753
Angang Steel Co., Ltd., H Shares*	130,000	67,062
Anhui Conch Cement Co., Ltd., H Shares	48,500	151,053
Baidu, Inc. ADR*	8,500	992,970
Brilliance China Automotive Holdings Ltd.*1	70,000	77,185
China Liansu Group Holdings Ltd.	121,300	63,200
China Life Insurance Co., Ltd., H Shares	34,000	98,220
China Overseas Land & Investment Ltd.	40,000	101,727
China Shenhua Energy Co., Ltd., H Shares	22,500	87,341
China Shipping Container Lines Co., Ltd., H Shares*	369,000	75,189
CNOOC Ltd.	75,000	153,791
Dongfang Electric Corp. Ltd., H Shares	17,400	23,697
Harbin Electric Co., Ltd., H Shares	36,000	27,671
Industrial & Commercial Bank of China, H Shares	124,000	73,242
Jardine Matheson Holdings Ltd.	18,400	1,046,960
Lee & Man Paper Manufacturing Ltd.	114,000	49,987
Maanshan Iron & Steel, H Shares*	192,000	45,065
New World Development Co., Ltd.	570,500	884,365
Nine Dragons Paper Holdings Ltd.	95,000	47,781
PetroChina Co., Ltd., H Shares	116,000	151,993
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	68,016
Shanghai Electric Group Co., Ltd., H Shares	72,000	25,628
Shimao Property Holdings Ltd.	58,000	99,783
SINA Corp.*	2,200	142,296
Tencent Holdings Ltd.	3,500	119,254

Total China common stocks		5,823,229

Denmark — 0.22%
FLSmidth & Co. A/S	12,584	729,900

Finland — 0.39%
Sampo Oyj, Class A	40,640	1,264,354

France — 0.59%
Carrefour SA	57,206	1,186,493
Schneider Electric SA	12,298	727,832

Total France common stocks		1,914,325

Germany — 2.27%
Bayer AG	10,643	914,020
Beiersdorf AG	14,596	1,071,001
Deutsche Bank AG	27,571	1,089,299
E.ON AG	41,824	992,418
Fresenius Medical Care AG & Co. KGaA	7,339	538,132
HeidelbergCement AG	14,626	766,278
Infineon Technologies AG	93,976	596,332
MAN SE	4,853	444,340
SAP AG	14,575	1,032,188

Total Germany common stocks		7,444,008

India — 0.04%
Mahindra & Mahindra Ltd. GDR	2,969	47,653
Tata Motors Ltd. ADR	3,500	89,880

Total India common stocks		137,533

Indonesia — 0.11%
Alam Sutera Realty Tbk PT	1,099,500	56,871
Astra International Tbk PT	52,500	40,595
Bank Rakyat Indonesia Persero Tbk PT	129,500	100,812
Harum Energy Tbk PT	138,500	85,387
Media Nusantara Citra Tbk PT	182,000	49,446
United Tractors Tbk PT	18,500	40,016

Total Indonesia common stocks		373,127

Ireland — 0.18%
Ryanair Holdings PLC ADR*	18,000	580,500

Israel — 0.37%
Teva Pharmaceutical Industries Ltd. ADR	29,500	1,221,595

Italy — 0.30%
Fiat Industrial SpA	99,301	970,449

Japan — 3.37%
Asahi Glass Co., Ltd.	82,000	546,386
Bridgestone Corp.	35,900	832,637
ITOCHU Corp.[1]	113,000	1,145,349
KDDI Corp.	9,800	760,994
Mitsubishi Corp.	32,300	587,310
Mitsubishi UFJ Financial Group, Inc.	222,900	1,045,379
ORIX Corp.	6,490	651,994
Sankyo Co., Ltd.	15,500	721,970
Shin-Etsu Chemical Co., Ltd.	17,800	1,001,307
THK Co., Ltd.	31,500	483,560
Tokio Marine Holdings, Inc.	39,400	1,006,709
Tokyo Gas Co., Ltd.	182,000	1,002,819
Toyota Motor Corp.	31,600	1,230,959

Total Japan common stocks		11,017,373

Luxembourg — 0.12%
ArcelorMittal	27,870	399,688

Macau — 0.12%
Melco Crown Entertainment Ltd. ADR*1	24,600	331,608
Wynn Macau Ltd.[1]	16,000	43,229

Total Macau common stocks		374,837

Malaysia — 0.07%
Axiata Group Bhd	90,200	191,821
Sapurakencana Petroleum Bhd*	57,500	43,644

Total Malaysia common stocks		235,465

Mexico — 0.09%
Cemex SAB de CV ADR*	16,500	137,445
Grupo Financiero Banorte SAB de CV, Class O	8,000	45,222
Grupo Televisa SAB ADR	4,300	101,093

Total Mexico common stocks		283,760

Netherlands — 0.71%
Heineken NV	16,514	984,457
Koninklijke DSM NV	13,115	653,913
Wolters Kluwer NV	36,009	676,979

Total Netherlands common stocks		2,315,349

Norway — 0.71%
Statoil ASA	26,339	679,980
Telenor ASA	84,511	1,647,765

Total Norway common stocks		2,327,745

Philippines — 0.16%
Alliance Global Group, Inc.	425,400	149,908
Bloomberry Resorts Corp.*	191,200	51,335
Megaworld Corp.	959,000	51,266
Metropolitan Bank & Trust	78,830	174,800
Philippine Long Distance Telephone Co.	1,560	104,112

Total Philippines common stocks		531,421

Poland — 0.03%
Powszechna Kasa Oszczednosci Bank Polski SA	7,945	88,288

Russia — 0.23%
Gazprom OAO ADR	20,896	209,871
Globaltrans Investment PLC GDR[2]	2,967	61,654
Lukoil OAO ADR	1,566	96,372
NovaTek OAO GDR[2]	735	86,950
Uralkali OJSC GDR[2]	3,332	137,845
Yandex NV, Class A*1	7,100	171,181

Total Russia common stocks		763,873

Singapore — 0.08%
Avago Technologies Ltd.	7,400	258,001

South Africa — 0.10%
Imperial Holdings Ltd.	608	13,698
Life Healthcare Group Holdings Ltd.	30,768	117,372
Mr. Price Group Ltd.	4,343	65,742
Shoprite Holdings Ltd.	6,436	130,174

Total South Africa common stocks		326,986

South Korea — 0.50%
Able C&C Co., Ltd.	645	52,346
Cheil Industries, Inc.	1,055	96,347
Hyundai Heavy Industries Co., Ltd.	426	96,781
Hyundai Motor Co.	1,373	311,309
LG Chem Ltd.	774	230,858
NHN Corp.	421	110,039
Samsung Electro-Mechanics Co., Ltd.	1,145	99,312
Samsung Electronics Co., Ltd.	364	440,825
SK Hynix, Inc.*	10,130	207,353

Total South Korea common stocks		1,645,170

Spain — 0.12%
Acciona SA	6,998	398,290

Sweden — 0.19%
Lundin Petroleum AB*	25,106	611,903

Switzerland — 1.51%
Nestle SA	32,343	2,039,277
Novartis AG	33,554	2,053,198
SGS SA	420	862,775

Total Switzerland common stocks		4,955,250

Taiwan — 0.21%
HON HAI Precision Industry Co., Ltd.	40,700	127,736
Largan Precision Co., Ltd.	9,000	186,365
Shin Zu Shing Co., Ltd.	14,000	50,625
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,000	189,840
Uni-President Enterprises Corp.	70,829	125,646

Total Taiwan common stocks		680,212

Thailand — 0.15%
Airports of Thailand PCL	18,700	48,299
Bangkok Bank PCL	15,300	99,913
Jasmine International PCL*	376,700	47,485
Land and Houses PCL NVDR	263,700	77,962
LPN Development PCL	82,600	50,451
LPN Development PCL NVDR	39,700	24,248
Sri Trang Agro-Industry PCL	101,900	51,314
Tisco Financial Group PCL	67,600	101,576

Total Thailand common stocks		501,248

Turkey — 0.04%
Turk Hava Yollari*	57,896	121,123

United Kingdom — 4.46%
Admiral Group PLC[1]	36,675	623,616
Barclays PLC	219,749	762,397
BP PLC	291,268	2,053,032
HSBC Holdings PLC	183,368	1,697,556
Imperial Tobacco Group PLC	43,218	1,599,551
Prudential PLC	68,856	891,177
Rio Tinto PLC	26,440	1,231,760
SABMiller PLC	32,569	1,430,514
Sage Group PLC	198,407	1,004,095
SSE PLC	35,896	806,871
Vodafone Group PLC	539,640	1,531,504
Xstrata PLC	62,644	968,583

Total United Kingdom common stocks		14,600,656

United States — 20.99%
Acorda Therapeutics, Inc.*	10,700	274,027
Adobe Systems, Inc.*	17,300	561,558
Aegerion Pharmaceuticals, Inc.*	5,600	82,992
Agilent Technologies, Inc.	23,800	915,110
Alexion Pharmaceuticals, Inc.*	900	102,960
Allergan, Inc.	18,900	1,730,862
Alnylam Pharmaceuticals, Inc.*	8,500	159,715
Amazon.com, Inc.*	8,300	2,110,856
American Capital Agency Corp.	8,400	290,556
Apple, Inc.	8,150	5,438,169
Atmel Corp.*	39,100	205,666
Baker Hughes, Inc.	14,300	646,789
Baxter International, Inc.	6,200	373,612
Biogen Idec, Inc.*	3,600	537,228
Bio-Rad Laboratories, Inc., Class A*	1,559	166,376
Boeing Co.	8,900	619,618
Bruker Corp.*	7,600	99,484
Bunge Ltd.	3,200	214,560
Cabot Oil & Gas Corp.	15,600	700,440
Celanese Corp., Series A	4,500	170,595
Centene Corp.*	5,900	220,719
Citigroup, Inc.	21,990	719,513
CME Group, Inc.	5,500	315,150
Coach, Inc.	8,100	453,762
Colgate-Palmolive Co.	5,800	621,876
Comcast Corp., Class A	17,700	633,129
Concho Resources, Inc.*	10,300	975,925
Crown Castle International Corp.*	8,300	532,030
Cubist Pharmaceuticals, Inc.*	5,500	262,240
Cummins, Inc.	6,200	571,702
CVS Caremark Corp.	21,600	1,045,872
Danaher Corp.	18,200	1,003,730
DIRECTV*	16,300	855,098
Discovery Communications, Inc., Class A*	1,300	77,519
Dollar General Corp.*	20,200	1,041,108
Dow Chemical Co.	9,800	283,808
eBay, Inc.*	11,600	561,556
Edison International	5,400	246,726
EOG Resources, Inc.	6,200	694,710
EQT Corp.	7,100	418,900
Estee Lauder Cos., Inc., Class A	20,500	1,262,185
Facebook, Inc., Class A*1	29,700	643,005
Fidelity National Information Services, Inc.	10,300	321,566
FMC Technologies, Inc.*	23,200	1,074,160
Freescale Semiconductor Ltd.*1	9,200	87,492
General Dynamics Corp.	12,500	826,500
Gilead Sciences, Inc.*	19,900	1,319,967
Google, Inc., Class A*	2,000	1,509,000
Halliburton Co.	11,900	400,911
Hertz Global Holdings, Inc.*	32,300	443,479
Hess Corp.	7,500	402,900
Home Depot, Inc.	8,700	525,219
Hospira, Inc.*	5,600	183,792
IHS, Inc., Class A*	3,200	311,520
Illinois Tool Works, Inc.	15,700	933,679
International Paper Co.	6,600	239,712
Intersil Corp., Class A	17,300	151,375
Intuitive Surgical, Inc.*	700	346,941
Invesco Ltd.	10,300	257,397
JPMorgan Chase & Co.	14,800	599,104
Juniper Networks, Inc.*	14,200	242,962
Kraft Foods, Inc., Class A	13,000	537,550
Las Vegas Sands Corp.	23,800	1,103,606

Ligand Pharmaceuticals, Inc., Class B*	8,653	148,399
Lincoln National Corp.	10,500	253,995
Macy’s, Inc.	9,200	346,104
MasterCard, Inc., Class A	1,900	857,812
McDermott International, Inc.*	17,700	216,294
Medtronic, Inc.	6,900	297,528
Merck & Co., Inc.	10,300	464,530
MetLife, Inc.	7,000	241,220
MetroPCS Communications, Inc.*	59,800	700,258
Michael Kors Holdings Ltd.*	6,300	335,034
Micron Technology, Inc.*	27,100	162,194
Monster Beverage Corp.*	9,700	525,352
Morgan Stanley	37,800	632,772
NetApp, Inc.*	36,400	1,196,832
NextEra Energy, Inc.	3,200	225,056
NII Holdings, Inc.*1	57,500	451,375
NIKE, Inc., Class B	8,900	844,699
Noble Corp.*	13,100	468,718
Norfolk Southern Corp.	4,300	273,609
Peabody Energy Corp.	6,100	135,969
PG&E Corp.	6,500	277,355
Philip Morris International, Inc.	9,000	809,460
Priceline.com, Inc.*	1,800	1,113,714
QUALCOMM, Inc.	24,300	1,518,507
Ralph Lauren Corp.	9,800	1,482,054
Riverbed Technology, Inc.*	4,400	102,388
Roper Industries, Inc.	3,800	417,582
Ryder System, Inc.	3,900	152,334
Salesforce.com, Inc.*	5,800	885,602
SanDisk Corp.*	4,400	191,092
Schlumberger Ltd.	8,300	600,339
ServiceSource International, Inc.*	43,300	444,258
Sherwin-Williams Co.	4,300	640,313
Skyworks Solutions, Inc.*	9,700	228,580
Spirit Airlines, Inc.*	8,100	138,348
Starbucks Corp.	6,300	319,725
Steel Dynamics, Inc.	16,000	179,680
Symantec Corp.*	27,900	502,200
Teradata Corp.*	8,500	640,985
Time Warner, Inc.	9,000	407,970
Ultra Petroleum Corp.*1	11,300	248,374
Union Pacific Corp.	7,100	842,770
United Technologies Corp.	13,800	1,080,402
UnitedHealth Group, Inc.	26,000	1,440,660
US BanCorp	8,100	277,830
VeriSign, Inc.*	7,200	350,568
Viacom, Inc., Class B	5,900	316,181
Visa, Inc., Class A	14,300	1,920,204
VMware, Inc., Class A*	10,100	977,074
WellPoint, Inc.	3,800	220,438
Wells Fargo & Co.	15,500	535,215

Total United States common stocks		68,700,220

Total common stocks
(cost $132,219,729)		141,260,993

Preferred stock — 0.21%
Germany — 0.21%
Volkswagen AG, Preference shares
(cost $631,363)	3,861	704,296

	Face
	amount

Bonds — 13.61%
Mortgage & agency debt securities — 0.05%
United States — 0.05%
Federal Home Loan Mortgage Corp. Gold Pools,[3] #G00194, 7.500%, due 02/01/24	$71,386	84,471
Federal National Mortgage Association Pools,[3] #253824, 7.000%, due 03/01/31	60,203	71,285

Total mortgage & agency debt securities
(cost $134,769)		155,756

US government obligations — 4.54%
US Treasury Bonds,
3.000%, due 05/15/42[4]	90,000	93,319
3.125%, due 11/15/41[4]	885,000	942,801
5.375%, due 02/15/31[4]	700,000	1,012,484
8.000%, due 11/15/21[4]	1,435,000	2,247,681
US Treasury Notes,
0.250%, due 08/31/14[1,4]	4,425,000	4,425,863
0.500%, due 07/31/17[4]	2,285,000	2,273,753
0.750%, due 06/30/17[4]	600,000	604,547
1.625%, due 08/15/22[1,4]	940,000	938,971
2.500%, due 04/30/15[4]	2,210,000	2,335,694

Total US government obligations
(cost $14,387,612)		14,875,113

Non-US government obligations — 9.02%
Australia — 0.89%
Government of Australia,
5.750%, due 05/15/21	AUD	2,290,000	2,902,878

Canada — 0.00%[5]
Government of Canada,
5.750%, due 06/01/29	CAD	100	153
8.000%, due 06/01/23		200	325

			478

Finland — 0.46%
Government of Finland,
4.375%, due 07/04/19	EUR	965,000	1,499,229

France — 0.71%
Government of France,
3.750%, due 04/25/21		1,010,000	1,480,816
4.500%, due 04/25/41		535,000	857,521

			2,338,337

Germany — 2.82%
Bundesrepublik Deutschland,
1.500%, due 04/15/16		1,688,074	2,379,547
3.250%, due 07/04/21		2,000,000	3,001,285
4.000%, due 07/04/16		1,015,000	1,488,249
4.000%, due 01/04/37		1,385,000	2,380,475

			9,249,556

Italy — 1.49%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15		1,870,000	2,411,406
4.250%, due 02/01/19		1,915,000	2,457,130

			4,868,536

Netherlands — 0.23%
Government of the Netherlands,
3.250%, due 07/15/21[6]		515,000	753,056

Spain — 0.65%
Kingdom of Spain,
3.150%, due 01/31/16		735,000	909,660
4.800%, due 01/31/24		1,075,000	1,215,216

			2,124,876

Sweden — 0.44%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	7,970,000	1,444,569

United Kingdom — 1.33%
UK Gilts,
3.750%, due 09/07/21	GBP	1,490,000	2,869,626
4.250%, due 12/07/49		370,000	738,570
4.750%, due 12/07/38		345,000	740,628

			4,348,824

Total Non-US government obligations
(cost $28,305,161)			29,530,339

Total bonds
(cost $42,827,542)			44,561,208

	Shares

Investment companies — 33.49%
iShares JPMorgan USD Emerging Markets Bond Fund		54,500	6,608,670
UBS Credit Bond Relationship Fund*7		1,581,847	26,303,898
UBS Emerging Markets Equity Relationship Fund*7		489,486	18,331,543
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*7		640,979	8,177,868
UBS Global Corporate Bond Relationship Fund*7		1,595,055	19,661,930
UBS High Yield Relationship Fund*7		524,496	15,857,777
UBS Small-Cap Equity Relationship Fund*7		91,010	5,591,801
Vanguard MSCI EAFE ETF		276,000	9,072,120

Total investment companies
(cost $98,688,175)			109,605,607

	Number of
	warrants

Warrant — 0.09%
Russia — 0.09%
Sberbank of Russia, strike @ USD 0.00001, expires 11/05/12*
(cost $292,865)	97,683	285,205

	Shares

Short-term investment — 6.70%
Investment company — 6.70%
UBS Cash Management Prime Relationship Fund[7]
(cost $21,931,763)	21,931,763	21,931,763

	Number of
	contracts

Options purchased* — 0.10%
Call options — 0.10%
DAX Index, strike @ EUR 7,400.00,
expires December 2012	185	214,318
FTSE 100 Index, strike @ GBP 6,000.00,
expires December 2012	88	66,788
NIKKEI 225 Index, strike @ JPY 9,500.00,
expires December 2012	35	31,394

Total options purchased
(cost $486,038)		312,500

	Shares

Investment of cash collateral from securities loaned — 1.18%
UBS Private Money Market Fund LLC[7]
(cost $3,866,391)	3,866,391	3,866,391

Total investments — 98.54%
(cost $300,943,866)		322,527,963
Cash and other assets, less liabilities — 1.46%		4,792,210

Net assets — 100.00%		$327,320,173

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,427,063
Gross unrealized depreciation	(4,842,966)

Net unrealized appreciation of investments	$21,584,097

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

BB	AUD	12,295,000	USD	12,799,095	12/05/12	$117,246
BB	GBP	3,870,000	USD	6,231,675	12/05/12	(16,388)
BB	USD	25,909,199	JPY	2,016,500,000	12/05/12	(55,294)
BB	ZAR	25,750,000	USD	3,033,528	12/05/12	(32,300)
GS	NZD	15,720,000	USD	12,843,083	12/05/12	(129,280)
JPMCB	CHF	2,340,000	USD	2,503,504	12/05/12	12,505
JPMCB	CZK	66,070,000	USD	3,500,264	12/05/12	122,763
JPMCB	HKD	1,075,000	USD	138,638	10/04/12	1
JPMCB	HKD	15,225,000	USD	1,963,556	12/05/12	22
JPMCB	HUF	158,000,000	USD	714,729	12/05/12	8,722
JPMCB	TRY	5,790,000	USD	3,180,288	12/05/12	(12,322)
JPMCB	USD	5,146,163	CAD	5,020,000	12/05/12	(47,385)
JPMCB	USD	3,244,737	ILS	12,855,000	12/05/12	26,519
JPMCB	USD	5,901,453	INR	331,706,300	12/05/12	309,036
JPMCB	USD	3,614,703	KRW	4,093,000,000	12/05/12	56,002
JPMCB	USD	10,529,138	MXN	137,460,000	12/05/12	80,656
JPMCB	USD	5,050,325	MYR	15,605,000	12/05/12	30,896
JPMCB	USD	3,007,193	PHP	125,000,000	12/05/12	(15,057)
JPMCB	USD	5,043,845	PLN	16,130,000	12/05/12	(47,904)
JPMCB	USD	3,097,281	ZAR	25,750,000	12/05/12	(31,454)
MSCI	MXN	39,780,000	USD	3,097,685	12/05/12	27,282
MSCI	USD	7,497,602	EUR	5,800,000	12/05/12	(39,231)
RBS	AUD	3,600,000	USD	3,764,203	12/05/12	50,933
RBS	NOK	9,540,000	USD	1,659,979	12/05/12	(1,169)

Net unrealized appreciation on forward foreign currency contracts						$414,799

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

Index futures buy contracts:
DAX Index, 20 contracts (EUR)	December 2012	$4,708,251	$4,650,917	$(57,334)
E-mini S&P 500 Index, 27 contracts (USD)	December 2012	1,963,366	1,936,170	(27,196)
FTSE 100 Index, 55 contracts (GBP)	December 2012	5,161,817	5,073,944	(87,873)
OMX Stockholm 30 Index, 283 contracts (SEK)	October 2012	4,751,168	4,631,363	(119,805)
SPI 200 Index, 61 contracts (AUD)	December 2012	6,966,585	6,934,973	(31,612)
TOPIX Index, 33 contracts (JPY)	December 2012	3,057,568	3,108,022	50,454
Index futures sell contracts:
Dow Jones EURO STOXX 50 Index, 146 contracts (EUR)	December 2012	(4,764,741)	(4,606,005)	158,736

Net unrealized depreciation on futures contracts				$(114,630)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$141,260,993	$—	$—	$141,260,993
Preferred stock	704,296	—	—	704,296
Mortgage & agency debt securities	—	155,756	—	155,756
US government obligations	—	14,875,113	—	14,875,113
Non-US government obligations	—	29,530,339	—	29,530,339
Investment companies	15,680,790	93,924,817	—	109,605,607
Warrants	—	285,205	—	285,205
Short-term investment	—	21,931,763	—	21,931,763
Options purchased	312,500	—	—	312,500
Investment of cash collateral from securities loaned	—	3,866,391	—	3,866,391
Forward foreign currency contracts, net	—	414,799	—	414,799
Futures contracts, net	(114,630)	—	—	(114,630)

Total	$157,843,949	$164,984,183	$—	$322,828,132

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2012.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $286,449 or 0.09% of net assets.
[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[4]	Interest rates shown are the discount rate at date of purchase.
[5]	Amount represents less than 0.005%.
[6]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of this security amounted to $753,056 or 0.23% of net assets.
[7]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$14,158,354	$639,918,806	$632,145,397	$—	$—	$21,931,763	$62,286
UBS Private Money Market Fund LLC[a]	2,798,045	142,903,354	141,835,008	—	—	3,866,391	2,207
UBS Credit Bond Relationship Fund	78,700,802	—	57,300,000	11,511,225	(6,608,129)	26,303,898	—
UBS Emerging Markets Equity Relationship Fund	24,055,392	25,500,000	32,000,000	9,642,938	(8,866,787)	18,331,543	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	65,199,612	5,000,000	68,800,000	5,101,945	1,676,311	8,177,868	—
UBS Global Corporate Bond Relationship Fund	46,985,552	6,000,000	37,000,000	4,298,568	(622,190)	19,661,930	—
UBS High Yield Relationship Fund	41,284,266	—	28,950,000	6,993,104	(3,469,593)	15,857,777	—
UBS Small-Cap Equity Relationship Fund	11,349,423	—	7,200,000	2,072,948	(630,570)	5,591,801	—

	$284,531,446	$819,322,160	$1,005,230,405	$39,620,728	$(18,520,958)	$119,722,971	$64,493

[a]	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2012

Common stocks
Automobiles	4.76%
Beverages	2.79
Chemicals	4.92
Commercial banks	19.50
Computers & peripherals	1.18
Construction & engineering	1.12
Diversified financial services	1.79
Diversified telecommunication services	5.94
Electric utilities	1.89
Electrical equipment	1.04
Electronic equipment, instruments & components	3.46
Food products	1.12
Insurance	1.83
IT services	3.25
Media	2.15
Metals & mining	8.79
Multiline retail	1.18
Oil, gas & consumable fuels	10.35
Pharmaceuticals	1.61
Real estate management & development	1.41
Semiconductors & semiconductor equipment	7.02
Specialty retail	3.50
Thrifts & mortgage finance	2.32
Tobacco	2.31
Wireless telecommunication services	3.11

Total common stocks	98.34%
Short-term investment	0.70

Total investments	99.04%
Cash and other assets, less liabilities	0.96

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 98.34%
Brazil — 11.93%
Banco Bradesco SA ADR	346,700	$5,571,469
Cia de Bebidas das Americas ADR	100,700	3,853,789
Cia Hering	12,900	291,630
Gerdau SA ADR	527,800	5,019,378
Itau Unibanco Holding SA ADR	513,505	7,846,356
Lojas Renner SA	101,800	3,409,654
OGX Petroleo e Gas Participacoes SA*	957,200	2,903,825
Vale SA ADR	73,500	1,275,960
Vale SA, Preference shares	248,235	4,318,781

Total Brazil common stocks		34,490,842

China — 13.61%
Belle International Holdings Ltd.	1,534,000	2,777,563
China Construction Bank Corp., H Shares	13,035,300	9,044,295
China Mengniu Dairy Co., Ltd.	1,084,000	3,243,311
China Resources Land Ltd.	922,000	2,030,908
China Shenhua Energy Co., Ltd., H Shares	2,075,500	8,056,764
China Unicom Hong Kong Ltd.	4,180,000	6,857,010
Ping An Insurance Group Co. of China Ltd., H Shares	701,000	5,297,696
Shimao Property Holdings Ltd.	1,184,000	2,036,943

Total China common stocks		39,344,490

Czech Republic — 1.89%
CEZ AS	146,263	5,458,087

India — 13.31%
Crompton Greaves Ltd.	1,260,330	3,013,131
Hero Motocorp Ltd.	160,457	5,720,112
Housing Development Finance Corp.	456,537	6,702,858
Infosys Ltd. ADR	193,400	9,387,636
ITC Ltd.	685,775	3,541,665
Jindal Steel & Power Ltd.	672,823	5,448,788
Sun Pharmaceutical Industries Ltd.	353,595	4,662,869

Total India common stocks		38,477,059

Indonesia — 7.37%
Astra International Tbk PT	6,294,560	4,867,267
Bank Mandiri Persero Tbk PT	3,916,988	3,356,249
Bank Rakyat Indonesia Persero Tbk PT	7,742,500	6,027,338
Telekomunikasi Indonesia Persero Tbk PT	7,147,500	7,057,876

Total Indonesia common stocks		21,308,730

Malaysia — 1.04%
Bumiputra-Commerce Holdings Bhd	1,218,500	2,989,939

Mexico — 3.39%
America Movil SAB de CV	2,177,000	2,780,498
Fomento Economico Mexicano SAB de CV ADR	2,800	257,544
Grupo Financiero Banorte SAB de CV, Class O	498,900	2,820,127
Grupo Modelo SAB de CV	438,000	3,948,270

Total Mexico common stocks		9,806,439

Russia — 8.78%
Gazprom OAO ADR	1,112,903	11,162,417
Mobile Telesystems OJSC ADR	176,550	3,093,156
NovaTek OAO GDR[1]	46,770	5,532,891
Sberbank of Russia[2]	1,913,409	5,586,578

Total Russia common stocks		25,375,042

South Africa — 9.03%
FirstRand Ltd.	1,546,314	5,181,629
Foschini Group Ltd.	226,148	3,437,461
Kumba Iron Ore Ltd.	75,218	4,545,072
MTN Group Ltd.	161,788	3,114,268
Naspers Ltd., Class N	100,553	6,221,528
Truworths International Ltd.	318,546	3,597,660

Total South Africa common stocks		26,097,618

South Korea — 7.81%
Hyundai Motor Co.	14,041	3,183,599
KT&G Corp.	41,020	3,126,072
LG Chem Ltd.	19,370	5,777,407
Samsung Electronics Co., Ltd.	5,990	7,254,237
Samsung Engineering Co., Ltd.	18,743	3,237,876

Total South Korea common stocks		22,579,191

Taiwan — 12.16%
Chunghwa Telecom Co., Ltd.	1,018,304	3,261,935
Formosa Plastics Corp.	1,901,000	5,434,486
HON HAI Precision Industry Co., Ltd.	1,061,428	3,331,277
MediaTek, Inc.	264,000	2,787,385
Quanta Computer, Inc.	1,278,000	3,396,258
Synnex Technology International Corp.	1,277,000	2,892,619
Taiwan Semiconductor Manufacturing Co., Ltd.	3,346,000	10,250,253
WPG Holdings Ltd.	2,841,156	3,780,002

Total Taiwan common stocks		35,134,215

Thailand — 5.40%
Banpu PCL	174,800	2,226,173
Kasikornbank PCL	521,700	3,093,250
Kasikornbank PCL NVDR	617,500	3,661,265
PTT Global Chemical PCL	1,470,700	3,010,205
Siam Commercial Bank PCL	650,400	3,602,768

Total Thailand common stocks		15,593,661

Turkey — 0.95%
Turkiye Garanti Bankasi AS	657,030	2,741,814

United States — 1.67%
Southern Copper Corp.	140,482	4,826,962

Total common stocks (cost $284,014,444)		284,224,089

Short-term investment — 0.70%
Investment company — 0.70%
UBS Cash Management Prime Relationship Fund[3] (cost $2,032,125)	2,032,125	2,032,125

Total investments — 99.04%
(cost $286,046,569)		286,256,214
Cash and other assets, less liabilities — 0.96%		2,783,096

Net assets — 100.00%		$289,039,310

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,481,678
Gross unrealized depreciation	(26,272,033)

Net unrealized appreciation of investments	$209,645

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$278,637,511	$5,586,578	$—	$284,224,089
Short-term investment	—	2,032,125	—	2,032,125

Total	$278,637,511	$7,618,703	$—	$286,256,214

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bond	Total

Assets
Beginning balance	$295,899	$295,899
Purchases	—	—
Issuances	—	—
Sales	(334,971)	(334,971)
Settlements	—	—
Accrued discounts (premiums)	(2,172)	(2,172)
Total realized loss	146,599	146,599
Change in net unrealized appreciation/depreciation	(105,355)	(105,355)
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$—	$—

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of this security amounted to $5,532,891 or 1.91% of net assets.
[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of this security amounted to $5,586,578 or 1.93% of net assets.
[3]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$3,657,642	$109,445,356	$111,070,873	$2,032,125	$5,995

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	0.67%
Airlines	1.22
Auto components	1.36
Automobiles	2.67
Beverages	2.85
Capital markets	2.20
Chemicals	4.27
Commercial banks	10.53
Commercial services & supplies	1.13
Computers & peripherals	1.96
Consumer finance	0.98
Diversified financial services	3.00
Diversified telecommunication services	1.25
Electric utilities	0.44
Electronic equipment, instruments & components	0.67
Energy equipment & services	4.19
Food & staples retailing	1.65
Food products	4.59
Health care equipment & supplies	0.76
Health care providers & services	0.59
Hotels, restaurants & leisure	1.77
Household durables	1.24
Household products	0.81
Industrial conglomerates	1.23
Insurance	0.88
Internet & catalog retail	2.05
Internet software & services	1.81
Life sciences tools & services	1.86
Machinery	3.54
Media	1.86
Metals & mining	3.47
Multiline retail	1.91
Office electronics	0.52
Oil, gas & consumable fuels	6.89
Pharmaceuticals	7.68
Real estate investment trust (REIT)	1.07
Real estate management & development	0.54
Semiconductors & semiconductor equipment	2.52
Specialty retail	2.28
Textiles, apparel & luxury goods	1.71
Tobacco	2.14
Trading companies & distributors	0.69
Wireless telecommunication services	1.82

Total common stocks	97.27%

Preferred stock	0.47
Short-term investment	1.87

Total investments	99.61%

Cash and other assets, less liabilities	0.39

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 97.27%
Australia — 6.51%
Atlas Iron Ltd.*	70,253	$102,752
Australia & New Zealand Banking Group Ltd.	7,089	181,997
BHP Billiton Ltd.	8,421	288,608
Commonwealth Bank of Australia	4,363	252,401
Fortescue Metals Group Ltd.	19,511	70,633
Incitec Pivot Ltd.	73,933	228,538
National Australia Bank Ltd.	10,752	284,291
Treasury Wine Estates Ltd.	26,661	139,107
Westpac Banking Corp.	8,434	217,402

Total Australia common stocks		1,765,729

Belgium — 2.52%
Anheuser-Busch InBev NV	4,069	345,994
Telenet Group Holding NV	7,563	338,702

Total Belgium common stocks		684,696

Canada — 1.89%
Bombardier, Inc., Class B	48,100	180,540
Dollarama, Inc.	4,100	261,698
Teck Resources Ltd., Class B	2,400	70,821

Total Canada common stocks		513,059

China — 1.59%
Baidu, Inc. ADR*	1,100	128,502
Sands China Ltd.	80,800	301,669

Total China common stocks		430,171

Denmark — 2.63%
Novo Nordisk A/S, Class B	4,519	713,895

France — 3.30%
BNP Paribas	7,052	335,119
Technip SA	1,426	158,528
Total SA	5,600	277,776
Valeo SA	2,684	124,167

Total France common stocks		895,590

Germany — 10.31%
Allianz SE	841	100,065
BASF SE	2,936	247,691
Bayer AG	2,520	216,417
Bayerische Motoren Werke AG	1,715	125,422
Deutsche Bank AG	3,297	130,261
Dialog Semiconductor PLC*	18,250	355,535
Fresenius SE & Co KGaA	1,377	159,858
GEA Group AG	5,868	177,545
Gerresheimer AG*	9,636	503,606
Hugo Boss AG	1,467	129,134
Kabel Deutschland Holding AG*	7,082	505,181
Lanxess AG	1,753	145,366

Total Germany common stocks		2,796,081

Hong Kong — 1.64%
Cheung Kong Infrastructure Holdings Ltd.	20,000	121,098
Shangri-La Asia Ltd.	92,000	178,446
Sun Hung Kai Properties Ltd.	10,000	146,504

Total Hong Kong common stocks		446,048

Indonesia — 0.20%
Astra International Tbk PT	72,000	55,674

Israel — 1.01%
Mellanox Technologies Ltd.*	2,700	274,131

Italy — 1.11%
Saipem SpA	6,245	299,899

Japan — 13.51%
Canon, Inc.	4,400	140,671
Cosmos Pharmaceutical Corp.	2,100	192,940
Credit Saison Co., Ltd.	11,000	265,979
Don Quijote Co., Ltd.	6,700	257,989
FANUC Corp.	3,300	531,958
Isuzu Motors Ltd.	45,000	217,389
Komatsu Ltd.	3,200	63,024
Mitsubishi Corp.	10,300	187,285
Mitsubishi UFJ Financial Group, Inc.	38,800	181,968
Murata Manufacturing Co., Ltd.	3,400	181,023
Nissan Motor Co., Ltd.	38,300	326,365
NTT DOCOMO, Inc.	69	111,935
ORIX Corp.	4,950	497,283
Rakuten, Inc.	24,900	253,658
Seven & I Holdings Co., Ltd.	8,300	254,935

Total Japan common stocks		3,664,402

Netherlands — 4.33%
ASML Holding NV	1,032	55,155
Gemalto NV	6,034	530,761
ING Groep NV CVA*	40,156	317,304
Unilever NV CVA	7,645	270,460

Total Netherlands common stocks		1,173,680

Norway — 2.00%
Aker Solutions ASA	7,473	141,532
Subsea 7 SA	5,546	127,979
Yara International ASA	5,467	273,880

Total Norway common stocks		543,391

Singapore — 2.25%
Biosensors International Group Ltd.*	207,000	205,785
Golden Agri-Resources Ltd.	132,000	70,991
Keppel Corp. Ltd.	35,800	332,562

Total Singapore common stocks		609,338

South Africa — 1.24%
Steinhoff International Holdings Ltd.*	107,788	337,752

South Korea — 0.90%
Hyundai Mobis	873	243,891

Spain — 3.56%
Banco Bilbao Vizcaya Argentaria SA	14,112	110,857
Banco Santander SA*	27,157	202,235
Inditex SA	3,200	397,358
Viscofan SA	5,561	254,546

Total Spain common stocks		964,996

Sweden — 4.58%
Meda AB, Class A	25,155	254,468
Skandinaviska Enskilda Banken AB, Class A	36,078	302,078
Swedish Match AB	14,397	582,122
Trelleborg AB, Class B	2,568	28,871
Volvo AB, Class B	5,376	75,376

Total Sweden common stocks		1,242,915

Switzerland — 7.21%
Compagnie Financiere Richemont SA, Class A	4,351	260,921
Credit Suisse Group AG*	9,903	209,853
GAM Holding AG*	19,890	259,067
Nestle SA	10,287	648,612
Novartis AG	8,274	506,293
Swatch Group AG	1,039	72,194

Total Switzerland common stocks		1,956,940

Thailand — 0.82%
Home Product Center PCL	521,500	221,951

Turkey — 1.22%
Turk Hava Yollari*	158,340	331,261

United Kingdom — 22.94%
Afren PLC*	39,197	88,677
Aggreko PLC	8,218	306,945
Anglo American PLC	4,893	143,565
ASOS PLC*	8,530	302,620
BG Group PLC	31,950	644,911
Croda International PLC	6,720	263,148
Derwent London PLC	4,374	138,155
Diageo PLC	10,332	290,220
Great Portland Estates PLC	20,945	152,503
HSBC Holdings PLC	46,645	431,823
Jardine Lloyd Thompson Group PLC	11,129	137,569
John Wood Group PLC	9,808	127,258
Petrofac Ltd.	10,917	281,179
Reckitt Benckiser Group PLC	3,815	219,620
Rio Tinto PLC	5,655	263,449
Royal Dutch Shell PLC, Class A	21,445	741,761
Shire PLC	13,309	389,854
Standard Chartered PLC	15,696	354,843
Telecity Group PLC	24,948	360,761
Tullow Oil PLC	5,283	116,875
Vodafone Group PLC	135,287	383,946
Weir Group PLC	2,972	84,850

Total United Kingdom common stocks		6,224,532

Total common stocks
(cost $25,974,376)		26,390,022

Preferred stock — 0.47%
Germany — 0.47%
Volkswagen AG, Preference shares (cost $134,655)	708	129,148

Short-term investment — 1.87%
Investment company — 1.87%
UBS Cash Management Prime Relationship Fund[1] (cost $506,206)	506,206	506,206

Total investments — 99.61%
(cost $26,615,237)		27,025,376
Cash and other assets, less liabilities — 0.39%		105,968

Net assets — 100.00%		$27,131,344

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,068,408
Gross unrealized depreciation	(1,658,269)

Net unrealized appreciation of investments	$410,139

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contract

	Contracts to				Maturity	Unrealized
Counterparty	deliver		In exchange for		date	appreciation

JPMCB	ZAR	562,000	USD	68,634	10/04/12	$1,129

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$26,390,022	$—	$—	$26,390,022
Preferred stock	129,148	—	—	129,148
Short-term investment	—	506,206	—	506,206
Forward foreign currency contract	—	1,129	—	1,129

Total	$26,519,170	$507,335	$—	$27,026,505

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,589,159	$20,942,612	$22,025,565	$506,206	$1,054

UBS International Equity Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Common stocks
Airlines	0.94%
Auto components	1.31
Automobiles	1.97
Beverages	3.85
Building products	0.87
Capital markets	1.74
Chemicals	4.08
Commercial banks	9.54
Construction & engineering	1.13
Construction materials	1.23
Diversified financial services	1.02
Diversified telecommunication services	2.63
Electric utilities	3.50
Electrical equipment	1.17
Food & staples retailing	1.88
Food products	3.26
Gas utilities	1.60
Health care providers & services	0.86
Industrial conglomerates	1.65
Insurance	7.79
Leisure equipment & products	1.12
Machinery	2.98
Media	1.08
Metals & mining	5.08
Oil, gas & consumable fuels	9.74
Personal products	1.71
Pharmaceuticals	5.93
Professional services	1.39
Real estate investment trust (REIT)	1.25
Real estate management & development	1.41
Semiconductors & semiconductor equipment	0.96
Software	3.20
Tobacco	2.56
Trading companies & distributors	2.77
Wireless telecommunication services	3.64

Total common stocks	96.84%
Preferred stock	1.13
Investment company
iShares MSCI EAFE Index Fund	0.95
Short-term investment	0.08

Total investments	99.00%
Cash and other assets, less liabilities	1.00

Net assets	100.00%

[1]	Figures represent the direct investments of UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS International Equity Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 96.84%
Australia — 4.40%
Australia & New Zealand Banking Group Ltd.	32,283	$828,807
Orica Ltd.	26,762	690,397
Westfield Group	56,884	599,498

Total Australia common stocks		2,118,702

Canada — 7.57%
Canadian Oil Sands Ltd.	25,000	535,297
Petrobank Energy & Resources Ltd.*	34,600	485,336
Petrominerales Ltd.	24,050	194,729
Royal Bank of Canada	18,700	1,075,473
Suncor Energy, Inc.	27,300	898,059
Teck Resources Ltd., Class B	15,400	454,434

Total Canada common stocks		3,643,328

China — 4.89%
AIA Group Ltd.	236,445	881,250
Jardine Matheson Holdings Ltd.	14,000	796,600
New World Development Co., Ltd.	437,500	678,194

Total China common stocks		2,356,044

Denmark — 1.13%
FLSmidth & Co. A/S	9,351	542,379

Finland — 2.02%
Sampo Oyj, Class A	31,326	974,585

France — 3.05%
Carrefour SA	43,802	908,484
Schneider Electric SA	9,501	562,298

Total France common stocks		1,470,782

Germany — 11.82%
Bayer AG	8,157	700,522
Beiersdorf AG	11,255	825,851
Deutsche Bank AG	21,174	836,561
E.ON AG	32,264	765,575
Fresenius Medical Care AG & Co. KGaA	5,624	412,380
HeidelbergCement AG	11,296	591,814
Infineon Technologies AG	72,568	460,486
MAN SE	3,611	330,622
SAP AG	10,828	766,829

Total Germany common stocks		5,690,640

Ireland — 0.94%
Ryanair Holdings PLC ADR*	14,000	451,500

Israel — 1.27%
Teva Pharmaceutical Industries Ltd. ADR	14,800	612,868

Italy — 1.54%
Fiat Industrial SpA	75,997	742,704

Japan — 17.48%
Asahi Glass Co., Ltd.	63,000	419,785
Bridgestone Corp.	27,100	628,537
ITOCHU Corp.	87,000	881,817
KDDI Corp.	7,400	574,628
Mitsubishi Corp.	24,900	452,756
Mitsubishi UFJ Financial Group, Inc.	171,800	805,725
ORIX Corp.	4,870	489,247
Sankyo Co., Ltd.	11,600	540,313
Shin-Etsu Chemical Co., Ltd.	13,700	770,669
THK Co., Ltd.	23,600	362,286
Tokio Marine Holdings, Inc.	30,300	774,195
Tokyo Gas Co., Ltd.	140,000	771,399
Toyota Motor Corp.	24,300	946,592

Total Japan common stocks		8,417,949

Luxembourg — 0.62%
ArcelorMittal	20,769	297,852

Netherlands — 3.70%
Heineken NV	12,655	754,408
Koninklijke DSM NV	10,099	503,536
Wolters Kluwer NV	27,806	522,761

Total Netherlands common stocks		1,780,705

Norway — 3.71%
Statoil ASA	20,083	518,472
Telenor ASA	65,057	1,268,458

Total Norway common stocks		1,786,930

Spain — 0.62%
Acciona SA	5,259	299,315

Sweden — 0.98%
Lundin Petroleum AB*	19,432	473,612

Switzerland — 7.86%
Nestle SA	24,875	1,568,408
Novartis AG	25,305	1,548,435
SGS SA	325	667,623

Total Switzerland common stocks		3,784,466

United Kingdom — 23.24%
Admiral Group PLC	27,269	463,678
Barclays PLC	169,866	589,333
BP PLC	224,003	1,578,908
HSBC Holdings PLC	140,549	1,301,153
Imperial Tobacco Group PLC	33,250	1,230,623
Prudential PLC	51,150	662,015
Rio Tinto PLC	20,363	948,651
SABMiller PLC	24,960	1,096,307
Sage Group PLC	153,072	774,664
SSE PLC	27,718	623,045
Vodafone Group PLC	415,369	1,178,822
Xstrata PLC	48,295	746,723

Total United Kingdom common stocks		11,193,922

Total common stocks
(cost $45,495,825)		46,638,283

Preferred stock — 1.13%
Germany — 1.13%
Volkswagen AG, Preference shares (cost $493,122)	2,985	544,503

Investment company — 0.95%
iShares MSCI EAFE Index Fund (cost $413,070)	8,600	455,800

Short-term investment — 0.08%
Investment company — 0.08%
UBS Cash Management Prime Relationship Fund[1] (cost $40,782)	40,782	40,782

Total investments — 99.00%
(cost $46,442,799)		47,679,368
Cash and other assets, less liabilities — 1.00%		481,080

Net assets — 100.00%		$48,160,448

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,124,901
Gross unrealized depreciation	(3,888,332)

Net unrealized appreciation of investments	$1,236,569

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMCB	AUD	310,000	USD	322,571	12/05/12	$2,817
JPMCB	CHF	595,000	USD	636,575	12/05/12	3,180
JPMCB	GBP	250,000	USD	406,009	12/05/12	2,387
JPMCB	GBP	1,210,000	USD	1,948,482	12/05/12	(5,047)
JPMCB	HKD	7,160,000	USD	923,419	12/05/12	10
JPMCB	ILS	855,000	USD	215,811	12/05/12	(1,764)
JPMCB	JPY	19,000,000	USD	243,963	12/05/12	361
JPMCB	NOK	7,050,000	USD	1,223,940	12/05/12	(3,638)
JPMCB	USD	1,491,567	CAD	1,455,000	12/05/12	(13,734)
JPMCB	USD	942,071	EUR	730,000	12/05/12	(3,345)
JPMCB	USD	517,188	JPY	40,200,000	12/05/12	(1,777)
JPMCB	USD	1,057,696	SEK	6,960,000	12/05/12	(206)
JPMCB	USD	1,653,431	SGD	2,030,000	12/05/12	620
RBS	AUD	430,000	USD	449,613	12/05/12	6,084

Net unrealized depreciation on forward foreign currency contracts						$(14,052)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$46,638,283	$—	$—	$46,638,283
Preferred stock	544,503	—	—	544,503
Investment company	455,800	—	—	455,800
Short-term investment	—	40,782	—	40,782
Forward foreign currency contracts, net	—	(14,052)	—	(14,052)

Total	$47,638,586	$26,730	$—	$47,665,316

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$90,766	$3,151,190	$3,201,174	$40,782	$399

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	3.16%
Air freight & logistics	1.27
Auto components	1.45
Beverages	0.72
Building products	1.37
Capital markets	3.90
Chemicals	2.19
Commercial banks	7.03
Commercial services & supplies	1.66
Communications equipment	3.28
Construction & engineering	0.79
Diversified consumer services	2.60
Electric utilities	2.05
Electrical equipment	1.17
Electronic equipment, instruments & components	0.72
Energy equipment & services	1.45
Health care equipment & supplies	10.77
Health care providers & services	2.35
Hotels, restaurants & leisure	4.69
Household products	1.49
Insurance	1.48
Internet & catalog retail	0.79
Internet software & services	2.24
Life sciences tools & services	2.99
Machinery	2.58
Media	2.55
Metals & mining	1.28
Oil, gas & consumable fuels	2.41
Personal products	0.33
Real estate investment trust (REIT)	5.25
Road & rail	0.65
Semiconductors & semiconductor equipment	1.00
Software	11.52
Textiles, apparel & luxury goods	2.37
Thrifts & mortgage finance	2.17
Trading companies & distributors	1.33

Total common stocks	95.05%
Investment company
iShares Russell 2000 Index Fund	1.30
Short-term investment	5.28
Investment of cash collateral from securities loaned	5.18

Total investments	106.81%
Liabilities, in excess of cash and other assets	(6.81)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Small-Cap Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS Small-Cap Equity Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 95.05%
Aerospace & defense — 3.16%
BE Aerospace, Inc.*	25,700	$1,081,970
Esterline Technologies Corp.*	18,600	1,044,204
LMI Aerospace, Inc.*	35,200	719,488

		2,845,662

Air freight & logistics — 1.27%
Hub Group, Inc., Class A*	38,400	1,139,712

Auto components — 1.45%
Tenneco, Inc.*	46,600	1,304,800

Beverages — 0.72%
National Beverage Corp.*	43,000	651,880

Building products — 1.37%
AO Smith Corp.	21,500	1,237,110

Capital markets — 3.90%
Evercore Partners, Inc., Class A	42,600	1,150,200
Golub Capital BDC, Inc.	68,100	1,082,790
PennantPark Investment Corp.[1]	120,500	1,278,505

		3,511,495

Chemicals — 2.19%
Cytec Industries, Inc.	16,100	1,054,872
HB Fuller Co.	29,900	917,332

		1,972,204

Commercial banks — 7.03%
Banner Corp.	30,700	831,970
BBCN Bancorp, Inc.*	176,875	2,230,394
City National Corp.	18,000	927,180
East West Bancorp, Inc.	61,400	1,296,768
Prosperity Bancshares, Inc.	24,400	1,039,928

		6,326,240

Commercial services & supplies — 1.66%
InnerWorkings, Inc.*	90,100	1,173,102
Performant Financial Corp.*	30,500	325,435

		1,498,537

Communications equipment — 3.28%
Aruba Networks, Inc.*	41,500	933,128
Finisar Corp.*	61,900	885,170
NETGEAR, Inc.*	29,700	1,132,758

		2,951,056

Construction & engineering — 0.79%
MasTec, Inc.*	36,200	713,140

Diversified consumer services — 2.60%
Coinstar, Inc.*1	21,500	967,070
Regis Corp.	74,700	1,372,986

		2,340,056

Electric utilities — 2.05%
Portland General Electric Co.	30,400	822,016
UNS Energy Corp.	24,500	1,025,570

		1,847,586

Electrical equipment — 1.17%
Regal-Beloit Corp.	15,000	1,057,200

Electronic equipment, instruments & components — 0.72%
Rofin-Sinar Technologies, Inc.*	33,000	651,090

Energy equipment & services — 1.45%
C&J Energy Services, Inc.*1	28,500	567,150
Dawson Geophysical Co.*	29,100	735,066

		1,302,216

Health care equipment & supplies — 10.77%
AtriCure, Inc.*	98,300	731,352
CONMED Corp.	31,600	900,600
Cooper Cos., Inc.	15,800	1,492,468
Given Imaging Ltd.*	38,314	558,235
Greatbatch, Inc.*	83,600	2,033,988
Hill-Rom Holdings, Inc.	29,800	865,988
ICU Medical, Inc.*	15,800	955,584
Integra LifeSciences Holdings Corp.*	23,400	961,740
STERIS Corp.	33,800	1,198,886

		9,698,841

Health care providers & services — 2.35%
Patterson Cos., Inc.	24,400	835,456
PSS World Medical, Inc.*	56,300	1,282,514

		2,117,970

Hotels, restaurants & leisure — 4.69%
Caribou Coffee Co., Inc.*	93,000	1,276,890
Ignite Restaurant Group, Inc.*	71,700	999,498
Vail Resorts, Inc.	33,700	1,942,805

		4,219,193

Household products — 1.49%
Central Garden and Pet Co., Class A*	111,400	1,345,712

Insurance — 1.48%
Validus Holdings Ltd.	39,300	1,332,663

Internet & catalog retail — 0.79%
Kayak Software Corp.*1	20,000	706,600

Internet software & services — 2.24%
Bazaarvoice, Inc.*	16,400	248,460
Demandware, Inc.*1	12,900	409,575
ExactTarget, Inc.*	14,100	341,502
ValueClick, Inc.*	58,900	1,012,491

		2,012,028

Life sciences tools & services — 2.99%
Bio-Rad Laboratories, Inc., Class A*	19,100	2,038,352
Bruker Corp.*	50,100	655,809

		2,694,161

Machinery — 2.58%
CIRCOR International, Inc.	21,200	800,300
Kaydon Corp.	27,100	605,414
Nordson Corp.	15,600	914,472

		2,320,186

Media — 2.55%
Cinemark Holdings, Inc.	72,200	1,619,446
ReachLocal, Inc.*	53,700	673,398

		2,292,844

Metals & mining — 1.28%
Compass Minerals International, Inc.	15,400	1,148,686

Oil, gas & consumable fuels — 2.41%
Berry Petroleum Co., Class A	25,600	1,040,128
Kodiak Oil & Gas Corp.*	120,800	1,130,688

		2,170,816

Personal products — 0.33%
Inter Parfums, Inc.	16,142	295,399

Real estate investment trust (REIT) — 5.25%
Campus Crest Communities, Inc.	125,551	1,355,951
Hudson Pacific Properties, Inc.	85,000	1,572,500
LaSalle Hotel Properties	47,800	1,275,782
Mack-Cali Realty Corp.	19,589	521,067

		4,725,300

Road & rail — 0.65%
Knight Transportation, Inc.	40,600	580,580

Semiconductors & semiconductor equipment — 1.00%
ON Semiconductor Corp.*	145,800	899,586

Software — 11.52%
Cadence Design Systems, Inc.*	89,800	1,155,277
Eloqua, Inc.*	32,000	632,000
Exa Corp.*	80,700	875,595
Guidewire Software, Inc.*	27,300	847,665
Infoblox, Inc.*1	20,700	481,275
NICE Systems Ltd. ADR*	21,600	717,552
Proofpoint, Inc.*	28,100	417,285
Qualys, Inc.*	85,300	1,224,908
RealPage, Inc.*	25,800	583,080
Solera Holdings, Inc.	15,800	693,146
Splunk, Inc.*	16,000	587,520
SS&C Technologies Holdings, Inc.*	49,600	1,250,416
Tangoe, Inc.*	68,726	902,372

		10,368,091

Textiles, apparel & luxury goods — 2.37%
Iconix Brand Group, Inc.*	63,600	1,160,064
Movado Group, Inc.	28,804	971,271

		2,131,335

Thrifts & mortgage finance — 2.17%
Brookline Bancorp, Inc.	128,200	1,130,724
EverBank Financial Corp.	59,900	824,823

		1,955,547

Trading companies & distributors — 1.33%
Watsco, Inc.	15,800	1,197,482

Total common stocks (cost $72,813,905)		85,563,004

Investment company — 1.30%
iShares Russell 2000 Index Fund (cost $1,169,840)[1]	14,000	1,168,440

Short-term investment — 5.28%
Investment company — 5.28%
UBS Cash Management Prime Relationship Fund[2] (cost $4,755,660)	4,755,660	4,755,660

Investment of cash collateral from securities loaned — 5.18%
UBS Private Money Market Fund LLC[2] (cost $4,662,135)	4,662,135	4,662,135

Total investments — 106.81%
(cost $83,401,540)		96,149,239
Liabilities, in excess of cash and other assets — (6.81)%		(6,127,988)

Net assets — 100.00%		$90,021,251

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,673,858
Gross unrealized depreciation	(1,926,159)

Net unrealized appreciation of investments	$12,747,699

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Portfolio footnotes
*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2012.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$3,535,844	$20,879,778	$19,659,962	$4,755,660	$5,629
UBS Private Money Market Fund LLC[a]	227,500	53,387,117	48,952,482	4,662,135	1,555

	$3,763,344	$74,266,895	$68,612,444	$9,417,795	$7,184

[a]	The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$85,563,004	$—	$—	$85,563,004
Investment company	1,168,440	—	—	1,168,440
Short-term investment	—	4,755,660	—	4,755,660
Investment of cash collateral from securities loaned	—	4,662,135	—	4,662,135

Total	$86,731,444	$9,417,795	$—	$96,149,239

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	4.18%
Airlines	0.96
Biotechnology	4.71
Capital markets	3.37
Chemicals	2.71
Commercial banks	5.30
Commercial services & supplies	0.96
Communications equipment	1.40
Computers & peripherals	9.22
Diversified financial services	5.71
Electric utilities	5.54
Energy equipment & services	5.77
Food & staples retailing	1.49
Food products	2.92
Health care equipment & supplies	3.36
Health care providers & services	2.44
Hotels, restaurants & leisure	0.91
Household products	2.70
Insurance	3.08
Internet & catalog retail	5.48
IT services	1.45
Life sciences tools & services	1.51
Machinery	3.46
Media	9.44
Multiline retail	1.43
Multi-utilities	1.97
Oil, gas & consumable fuels	7.20
Paper & forest products	0.71
Pharmaceuticals	6.33
Real estate investment trust (REIT)	2.72
Road & rail	5.47
Semiconductors & semiconductor equipment	5.14
Software	5.22
Textiles, apparel & luxury goods	2.35
Tobacco	2.33
Wireless telecommunication services	2.26

Total common stocks	131.20%
Investment company
SPDR S&P 500 ETF Trust	1.44
Short-term investment	0.94

Total investments before investments sold short	133.58%

Investments sold short
Common stocks
Biotechnology	(0.61)
Capital markets	(1.43)
Chemicals	(0.57)
Commercial banks	(1.33)
Commercial services & supplies	(1.03)
Computers & peripherals	(1.25)
Consumer finance	(0.29)
Diversified financial services	(0.33)
Electric utilities	(0.96)
Gas utilities	(0.44)
Health care equipment & supplies	(2.02)
Health care providers & services	(0.62)
Hotels, restaurants & leisure	(3.24)
Insurance	(0.80)
IT services	(0.46)
Life sciences tools & services	(0.91)
Machinery	(0.98)
Media	(2.82)
Multiline retail	(1.91)
Multi-utilities	(1.90)
Office electronics	(0.53)
Oil, gas & consumable fuels	(1.14)
Pharmaceuticals	(2.38)
Real estate investment trust (REIT)	(0.55)
Road & rail	(0.79)
Semiconductors & semiconductor equipment	(1.08)
Software	(1.73)
Specialty retail	(0.38)
Trading companies & distributors	(0.40)
Water utilities	(1.42)

Total investments sold short	(34.30)%
Total investments, net of investments sold short	99.28
Cash and other assets, less liabilities	0.72

Net assets	100.00%

[1]	Figures represent the direct investments of UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 131.20%
Aerospace & defense — 4.18%
Boeing Co.[1]	14,900	$1,037,338
General Dynamics Corp.[1]	58,900	3,894,468

		4,931,806

Airlines — 0.96%
Spirit Airlines, Inc.*	66,300	1,132,404

Biotechnology — 4.71%
Acorda Therapeutics, Inc.*1	41,800	1,070,498
Alexion Pharmaceuticals, Inc.*1	10,800	1,235,520
Alnylam Pharmaceuticals, Inc.*	28,200	529,878
Cubist Pharmaceuticals, Inc.*1	11,900	567,392
Gilead Sciences, Inc.*1	32,400	2,149,092

		5,552,380

Capital markets — 3.37%
Goldman Sachs Group, Inc.[1]	8,700	989,016
Invesco Ltd.[1]	50,500	1,261,995
Morgan Stanley[1]	103,200	1,727,568

		3,978,579

Chemicals — 2.71%
Celanese Corp., Series A1	50,600	1,918,246
Dow Chemical Co.[1]	44,100	1,277,136

		3,195,382

Commercial banks — 5.30%
US Bancorp[1]	62,800	2,154,040
Wells Fargo & Co.[1]	118,800	4,102,164

		6,256,204

Commercial services & supplies — 0.96%
Republic Services, Inc.[1]	41,000	1,127,910

Communications equipment — 1.40%
Juniper Networks, Inc.*1	96,700	1,654,537

Computers & peripherals — 9.22%
Apple, Inc.[1]	12,100	8,073,846
NetApp, Inc.*1	28,900	950,232
SanDisk Corp.*1	42,600	1,850,118

		10,874,196

Diversified financial services — 5.71%
Citigroup, Inc.[1]	88,950	2,910,444
CME Group, Inc.[1]	17,000	974,100
JPMorgan Chase & Co.[1]	70,500	2,853,840

		6,738,384

Electric utilities — 5.54%
Edison International[1]	65,300	2,983,557
NextEra Energy, Inc.[1]	50,500	3,551,665

		6,535,222

Energy equipment & services — 5.77%
Baker Hughes, Inc.[1]	21,500	972,445
Ensco PLC, Class A1	27,500	1,500,400
Halliburton Co.[1]	26,200	882,678
McDermott International, Inc.*1	36,400	444,808
Noble Corp.*1	84,000	3,005,520

		6,805,851

Food & staples retailing — 1.49%
Kroger Co.[1]	74,500	1,753,730

Food products — 2.92%
Kraft Foods, Inc., Class A1	83,400	3,448,590

Health care equipment & supplies — 3.36%
Baxter International, Inc.[1]	26,800	1,614,968
Hill-Rom Holdings, Inc.[1]	17,900	520,174
Medtronic, Inc.[1]	42,300	1,823,976

		3,959,118

Health care providers & services — 2.44%
Centene Corp.*1	13,200	493,812
UnitedHealth Group, Inc.[1]	22,900	1,268,889
WellPoint, Inc.[1]	19,300	1,119,593

		2,882,294

Hotels, restaurants & leisure — 0.91%
Starbucks Corp.[1]	21,200	1,075,900

Household products — 2.70%
Colgate-Palmolive Co.[1]	29,700	3,184,434

Insurance — 3.08%
Aflac, Inc.[1]	29,200	1,398,096
MetLife, Inc.[1]	65,000	2,239,900

		3,637,996

Internet & catalog retail — 5.48%
Amazon.com, Inc.*1	25,400	6,459,728

IT services — 1.45%
ServiceSource International, Inc.*1	166,800	1,711,368

Life sciences tools & services — 1.51%
Bio-Rad Laboratories, Inc., Class A*1	11,600	1,237,952
Bruker Corp.*1	41,800	547,162

		1,785,114

Machinery — 3.46%
Illinois Tool Works, Inc.[1]	68,700	4,085,589

Media — 9.44%
Comcast Corp., Class A1	94,300	3,373,111
Time Warner, Inc.[1]	116,700	5,290,011
Viacom, Inc., Class B1	46,200	2,475,858

		11,138,980

Multiline retail — 1.43%
Macy’s, Inc.[1]	44,900	1,689,138

Multi-utilities — 1.97%
PG&E Corp.[1]	54,400	2,321,248

Oil, gas & consumable fuels — 7.20%
Cabot Oil & Gas Corp.[1]	28,500	1,279,650
EOG Resources, Inc.[1]	15,400	1,725,570
EQT Corp.[1]	33,400	1,970,600
Hess Corp.[1]	33,400	1,794,248
Peabody Energy Corp.[1]	21,200	472,548
Ultra Petroleum Corp.*1	56,900	1,250,662

		8,493,278

Paper & forest products — 0.71%
International Paper Co.[1]	22,900	831,728

Pharmaceuticals — 6.33%
Allergan, Inc.[1]	10,200	934,116
Hospira, Inc.*1	25,100	823,782
Johnson & Johnson[1]	12,300	847,593
Merck & Co., Inc.[1]	71,500	3,224,650
Teva Pharmaceutical Industries Ltd. ADR	39,400	1,631,554

		7,461,695

Real estate investment trust (REIT) — 2.72%
American Campus Communities, Inc.[1]	20,500	899,540
American Capital Agency Corp.[1]	41,000	1,418,190
Digital Realty Trust, Inc.[1]	12,800	894,080

		3,211,810

Road & rail — 5.47%
Hertz Global Holdings, Inc.*1	214,600	2,946,458

Norfolk Southern Corp.[1]	35,800	2,277,954
Ryder System, Inc.[1]	31,300	1,222,578

		6,446,990

Semiconductors & semiconductor equipment — 5.14%
Atmel Corp.*1	252,200	1,326,572
Avago Technologies Ltd.[1]	34,500	1,202,842
Freescale Semiconductor Ltd.*1	34,600	329,046
Intersil Corp., Class A1	107,600	941,500
Micron Technology, Inc.*1	75,200	450,072
Skyworks Solutions, Inc.*1	77,100	1,816,862

		6,066,894

Software — 5.22%
Adobe Systems, Inc.*1	117,100	3,801,066
Symantec Corp.*1	130,700	2,352,600

		6,153,666

Textiles, apparel & luxury goods — 2.35%
Coach, Inc.[1]	17,600	985,952
Ralph Lauren Corp.[1]	11,800	1,784,514

		2,770,466

Tobacco — 2.33%
Philip Morris International, Inc.[1]	30,600	2,752,164

Wireless telecommunication services — 2.26%
MetroPCS Communications, Inc.*1	110,000	1,288,100
NII Holdings, Inc.*1	175,200	1,375,320

		2,663,420

Total common stocks
(cost $138,961,830)		154,768,193

Investment company — 1.44%
SPDR S&P 500 ETF Trust (cost $1,585,926)	11,800	1,698,374

Short-term investment — 0.94%
Investment company — 0.94%
UBS Cash Management Prime Relationship Fund[2] (cost $1,114,562)	1,114,562	1,114,562

Total investments before investments sold short — 133.58%
(cost $141,662,318)		157,581,129

Investments sold short — (34.30)%
Common stocks — (34.30)%
Biotechnology — (0.61)%
Celgene Corp.	(5,300)	(404,920)
Cepheid, Inc.	(9,100)	(314,041)

		(718,961)

Capital markets — (1.43)%
Charles Schwab Corp.	(74,100)	(947,739)
Northern Trust Corp.	(8,300)	(385,245)
T. Rowe Price Group, Inc.	(5,500)	(348,150)

		(1,681,134)

Chemicals — (0.57)%
Praxair, Inc.	(3,400)	(353,192)
Sigma-Aldrich Corp.	(4,400)	(316,668)

		(669,860)

Commercial banks — (1.33)%
Associated Banc-Corp.	(28,300)	(372,711)
M&T Bank Corp.	(5,100)	(485,316)
TCF Financial Corp.	(28,600)	(341,484)
Zions Bancorporation	(18,100)	(373,855)

		(1,573,366)

Commercial services & supplies — (1.03)%
Healthcare Services Group, Inc.	(24,200)	(553,454)
Pitney Bowes, Inc.	(47,450)	(655,759)

		(1,209,213)

Computers & peripherals — (1.25)%
Dell, Inc.	(45,500)	(448,630)
Seagate Technology PLC	(33,200)	(1,029,200)

		(1,477,830)

Consumer finance — (0.29)%
American Express Co.	(6,100)	(346,846)

Diversified financial services — (0.33)%
Bank of America Corp.	(43,600)	(384,988)

Electric utilities — (0.96)%
Hawaiian Electric Industries, Inc.	(22,100)	(581,451)
Pepco Holdings, Inc.	(29,100)	(549,990)

		(1,131,441)

Gas utilities — (0.44)%
Questar Corp.	(25,800)	(524,514)

Health care equipment & supplies — (2.02)%
Haemonetics Corp.	(4,200)	(336,840)
IDEXX Laboratories, Inc.	(5,100)	(506,685)
Intuitive Surgical, Inc.	(1,100)	(545,193)
STERIS Corp.	(10,100)	(358,247)
Thoratec Corp.	(8,800)	(304,480)
Volcano Corp.	(11,600)	(331,412)

		(2,382,857)

Health care providers & services — (0.62)%
Community Health Systems, Inc.	(12,400)	(361,336)
Owens & Minor, Inc.	(12,200)	(364,536)

		(725,872)

Hotels, restaurants & leisure — (3.24)%
Choice Hotels International, Inc.	(44,300)	(1,417,157)
Hyatt Hotels Corp., Class A	(17,700)	(710,655)
Starwood Hotels & Resorts Worldwide, Inc.	(29,300)	(1,698,228)

		(3,826,040)

Insurance — (0.80)%
American International Group, Inc.	(28,900)	(947,631)

IT services — (0.46)%
Cognizant Technology Solutions Corp., Class A	(7,800)	(545,376)

Life sciences tools & services — (0.91)%
Illumina, Inc.	(8,500)	(409,700)
Mettler-Toledo International, Inc.	(3,900)	(665,886)

		(1,075,586)

Machinery — (0.98)%
AGCO Corp.	(24,400)	(1,158,512)

Media — (2.82)%
Discovery Communications, Inc., Class A	(13,900)	(828,857)
Gannett Co., Inc.	(71,500)	(1,269,125)
Lamar Advertising Co., Class A	(33,200)	(1,230,392)

		(3,328,374)

Multiline retail — (1.91)%
Dollar General Corp.	(18,700)	(963,798)
JC Penney Co., Inc.	(52,900)	(1,284,941)

		(2,248,739)

Multi-utilities — (1.90)%
Consolidated Edison, Inc.	(10,200)	(610,878)
Integrys Energy Group, Inc.	(10,300)	(537,660)
MDU Resources Group, Inc.	(24,400)	(537,776)
TECO Energy, Inc.	(31,000)	(549,940)

		(2,236,254)

Office electronics — (0.53)%
Xerox Corp.	(85,600)	(628,304)

Oil, gas & consumable fuels — (1.14)%
ConocoPhillips	(3,700)	(211,566)
Pioneer Natural Resources Co.	(10,800)	(1,127,520)

		(1,339,086)

Pharmaceuticals — (2.38)%
Auxilium Pharmaceuticals, Inc.	(11,900)	(291,074)
Eli Lilly & Co.	(33,000)	(1,564,530)
Perrigo Co.	(8,200)	(952,594)

		(2,808,198)

Real estate investment trust (REIT) — (0.55)%
AvalonBay Communities, Inc.	(2,500)	(339,975)
Equity Residential	(5,400)	(310,662)

		(650,637)

Road & rail — (0.79)%
CSX Corp.	(23,700)	(491,775)
Kansas City Southern	(5,800)	(439,524)

		(931,299)

Semiconductors & semiconductor equipment — (1.08)%
Intel Corp.	(10,700)	(242,676)
KLA-Tencor Corp.	(11,800)	(562,919)
Teradyne, Inc.	(32,800)	(466,416)

		(1,272,011)

Software — (1.73)%
BMC Software, Inc.	(19,300)	(800,757)
Compuware Corp.	(48,600)	(481,626)
Red Hat, Inc.	(5,600)	(318,864)
Synopsys, Inc.	(13,400)	(442,468)

		(2,043,715)

Specialty retail — (0.38)%
Williams-Sonoma, Inc.	(10,200)	(448,494)

Trading companies & distributors — (0.40)%
Fastenal Co.	(11,000)	(472,890)

Water utilities — (1.42)%
American Water Works Co., Inc.	(25,800)	(956,148)
Aqua America, Inc.	(29,000)	(718,040)

		(1,674,188)

Total investments sold short (proceeds $35,420,104)		(40,462,216)

Total investments, net of investments sold short — 99.28%		117,118,913
Cash and other assets, less liabilities — 0.72%		852,297

Net assets — 100.00%		$117,971,210

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same for book purposes, and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,013,762
Gross unrealized depreciation	(8,094,951)

Net unrealized appreciation of investments	$15,918,811

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$154,768,193	$—	$—	$154,768,193
Common stocks sold short	(40,462,216)	—	—	(40,462,216)
Investment company	1,698,374	—	—	1,698,374
Short-term investment	—	1,114,562	—	1,114,562

Total	$116,004,351	$1,114,562	$—	$117,118,913

Portfolio footnotes
*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,150,965	$14,098,428	$14,134,831	$1,114,562	$2,222

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2012

Common stocks
Aerospace & defense	3.44%
Airlines	0.79
Biotechnology	3.39
Capital markets	3.12
Chemicals	1.96
Commercial banks	4.45
Communications equipment	1.11
Computers & peripherals	7.96
Diversified financial services	5.79
Electric utilities	2.20
Energy equipment & services	5.17
Health care equipment & supplies	2.80
Health care providers & services	2.30
Hotels, restaurants & leisure	0.93
Household products	1.44
Insurance	2.37
Internet & catalog retail	1.77
IT services	1.46
Life sciences tools & services	1.24
Machinery	1.20
Media	4.54
Multiline retail	1.56
Multi-utilities	0.98
Oil, gas & consumable fuels	7.71
Paper & forest products	0.71
Pharmaceuticals	4.31
Real estate investment trust (REIT)	2.51
Road & rail	4.62
Semiconductors & semiconductor equipment	4.94
Software	3.79
Textiles, apparel & luxury goods	2.33
Tobacco	2.70
Wireless telecommunication services	2.02

Total common stocks	97.61%
Short-term investment	2.13

Total investments	99.74%
Cash and other assets, less liabilities	0.26

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 97.61%
Aerospace & defense — 3.44%
Boeing Co.	9,000	$626,580
General Dynamics Corp.	12,200	806,664

		1,433,244

Airlines — 0.79%
Spirit Airlines, Inc.*	19,400	331,352

Biotechnology — 3.39%
Acorda Therapeutics, Inc.*	12,800	327,808
Alnylam Pharmaceuticals, Inc.*	10,100	189,779
Cubist Pharmaceuticals, Inc.*	5,800	276,544
Gilead Sciences, Inc.*	9,300	616,869

		1,411,000

Capital markets — 3.12%
Invesco Ltd.	21,100	527,289
Morgan Stanley	46,200	773,388

		1,300,677

Chemicals — 1.96%
Celanese Corp., Series A	6,800	257,788
Dow Chemical Co.	19,300	558,928

		816,716

Commercial banks — 4.45%
US Bancorp	21,100	723,730
Wells Fargo & Co.	32,800	1,132,584

		1,856,314

Communications equipment — 1.11%
Juniper Networks, Inc.*	27,100	463,681

Computers & peripherals — 7.96%
Apple, Inc.	3,500	2,335,410
NetApp, Inc.*	13,400	440,592
SanDisk Corp.*	12,500	542,875

		3,318,877

Diversified financial services — 5.79%
Citigroup, Inc.	31,070	1,016,611
CME Group, Inc.	8,000	458,400
JPMorgan Chase & Co.	23,200	939,136

		2,414,147

Electric utilities — 2.20%
Edison International	9,600	438,624
NextEra Energy, Inc.	6,800	478,244

		916,868

Energy equipment & services — 5.17%
Baker Hughes, Inc.	10,400	470,392
Halliburton Co.	22,100	744,549
McDermott International, Inc.*	22,800	278,616
Noble Corp.*	18,500	661,930

		2,155,487

Health care equipment & supplies — 2.80%
Baxter International, Inc.	9,400	566,444
Medtronic, Inc.	13,900	599,368

		1,165,812

Health care providers & services — 2.30%
Centene Corp.*	7,200	269,352
UnitedHealth Group, Inc.	7,300	404,493
WellPoint, Inc.	4,900	284,249

		958,094

Hotels, restaurants & leisure — 0.93%
Starbucks Corp.	7,600	385,700

Household products — 1.44%
Colgate-Palmolive Co.	5,600	600,432

Insurance — 2.37%
Lincoln National Corp.	19,800	478,962
MetLife, Inc.	14,800	510,008

		988,970

Internet & catalog retail — 1.77%
Amazon.com, Inc.*	2,900	737,528

IT services — 1.46%
ServiceSource International, Inc.*	59,300	608,418

Life sciences tools & services — 1.24%
Bio-Rad Laboratories, Inc., Class A*	3,200	341,504
Bruker Corp.*	13,300	174,097

		515,601

Machinery — 1.20%
Illinois Tool Works, Inc.	8,400	499,548

Media — 4.54%
Comcast Corp., Class A	18,500	661,745
Time Warner, Inc.	18,500	838,605
Viacom, Inc., Class B	7,300	391,207

		1,891,557

Multiline retail — 1.56%
Macy’s, Inc.	17,300	650,826

Multi-utilities — 0.98%
PG&E Corp.	9,600	409,632

Oil, gas & consumable fuels — 7.71%
Cabot Oil & Gas Corp.	11,500	516,350
EOG Resources, Inc.	5,700	638,685
EQT Corp.	7,200	424,800
Exxon Mobil Corp.	4,100	374,945
Hess Corp.	14,300	768,196
Peabody Energy Corp.	9,500	211,755
Ultra Petroleum Corp.*	12,600	276,948

		3,211,679

Paper & forest products — 0.71%
International Paper Co.	8,100	294,192

Pharmaceuticals — 4.31%
Allergan, Inc.	4,000	366,320
Hospira, Inc.*	10,500	344,610
Merck & Co., Inc.	13,500	608,850
Teva Pharmaceutical Industries Ltd. ADR	11,500	476,215

		1,795,995

Real estate investment trust (REIT) — 2.51%
American Capital Agency Corp.	18,300	632,997
Digital Realty Trust, Inc.	5,900	412,115

		1,045,112

Road & rail — 4.62%
Hertz Global Holdings, Inc.*	71,800	985,814
Norfolk Southern Corp.	10,500	668,115
Ryder System, Inc.	6,900	269,514

		1,923,443

Semiconductors & semiconductor equipment — 4.94%
Atmel Corp.*	71,100	373,986
Avago Technologies Ltd.	14,100	491,597
Freescale Semiconductor Ltd.*	12,900	122,679
Intersil Corp., Class A	31,100	272,125
Micron Technology, Inc.*	60,500	362,092
Skyworks Solutions, Inc.*	18,600	438,309

		2,060,788

Software — 3.79%
Adobe Systems, Inc.*	26,900	873,174
Symantec Corp.*	39,200	705,600

		1,578,774

Textiles, apparel & luxury goods — 2.33%
Coach, Inc.	8,400	470,568
Ralph Lauren Corp.	3,300	499,059

		969,627

Tobacco — 2.70%
Philip Morris International, Inc.	12,500	1,124,250

Wireless telecommunication services — 2.02%
MetroPCS Communications, Inc.*	31,500	368,865
NII Holdings, Inc.*	60,400	474,140

		843,005

Total common stocks
(cost $37,219,175)		40,677,346

Short-term investment — 2.13%
Investment company — 2.13%
UBS Cash Management Prime Relationship Fund[1] (cost $886,300)	886,300	886,300

Total investments — 99.74%
(cost $38,105,475)		41,563,646
Cash and other assets, less liabilities — 0.26%		106,693

Net assets — 100.00%		$41,670,339

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,813,893
Gross unrealized depreciation	(2,355,722)

Net unrealized appreciation of investments	$3,458,171

For a listing of defined portfolio acronyms, and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$40,677,346	$—	$—	$40,677,346
Short-term investment	—	886,300	—	886,300

Total	$40,677,346	$886,300	$—	$41,563,646

Portfolio footnotes
*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,359,656	$4,955,503	$5,428,859	$886,300	$743

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Aerospace & defense	1.21%
Automobiles	0.55
Beverages	0.86
Biotechnology	0.22
Building products	0.40
Capital markets	4.64
Chemicals	1.25
Commercial banks	6.00
Commercial services & supplies	1.00
Communications equipment	0.22
Computers & peripherals	1.44
Consumer finance	0.70
Diversified financial services	10.07
Diversified telecommunication services	4.86
Electric utilities	3.05
Energy equipment & services	0.97
Food & staples retailing	0.91
Food products	1.46
Gas utilities	0.33
Health care providers & services	1.10
Household durables	0.35
Independent power producers & energy traders	0.62
Insurance	4.45
IT services	0.12
Leisure equipment & products	0.15
Life sciences tools & services	0.34
Machinery	0.45
Media	4.67
Metals & mining	2.12
Multiline retail	0.39
Multi-utilities	1.98
Office electronics	0.23
Oil, gas & consumable fuels	14.13
Paper & forest products	0.32
Pharmaceuticals	2.12
Real estate investment trust (REIT)	1.41
Road & rail	1.11
Semiconductors & semiconductor equipment	0.28
Software	0.13
Specialty retail	0.61
Thrifts & mortgage finance	0.00 [2]
Tobacco	1.57
Wireless telecommunication services	3.16

Total corporate bonds	81.95%
Asset-backed securities	0.46
Commercial mortgage-backed security	0.50
Municipal bonds	4.54
US government obligations	2.32
Non-US government obligations	6.52
Supranational bond	0.27

Total bonds	96.56%
Common stocks	0.03
Preferred stock	0.03
Short-term investment	1.37

Total investments	97.99%
Cash and other assets, less liabilities	2.01

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Credit Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.
[2]	Amount represents less than 0.005%.

UBS Credit Bond Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 96.56%
Corporate bonds — 81.95%
Australia — 1.11%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$1,585,000	$1,675,916
Rio Tinto Finance USA Ltd.,
3.500%, due 03/22/22	1,000,000	1,042,800
Westpac Banking Corp.,
2.000%, due 08/14/17	1,175,000	1,189,068

Total Australia corporate bonds		3,907,784

Bermuda — 0.49%
Axis Capital Holdings Ltd.,
5.750%, due 12/01/14	1,000,000	1,071,418
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	634,196

Total Bermuda corporate bonds		1,705,614

Brazil — 2.04%
Petrobras International Finance Co.,
2.875%, due 02/06/15	2,325,000	2,389,695
5.375%, due 01/27/21	3,240,000	3,639,881
5.875%, due 03/01/18	1,000,000	1,139,262

Total Brazil corporate bonds		7,168,838

Canada — 1.13%
Barrick Gold Corp.,
3.850%, due 04/01/22	900,000	944,786
EnCana Corp.,
5.900%, due 12/01/17	1,110,000	1,319,324
Petro-Canada,
6.800%, due 05/15/38	450,000	613,554
Teck Resources Ltd.,
6.250%, due 07/15/41	1,000,000	1,088,347

Total Canada corporate bonds		3,966,011

Cayman Islands — 1.49%
Transocean, Inc.,
6.000%, due 03/15/18	1,600,000	1,868,370
6.800%, due 03/15/38	500,000	601,248
Vale Overseas Ltd.,
4.625%, due 09/15/20	950,000	1,012,928
6.875%, due 11/21/36	1,500,000	1,736,817

Total Cayman Islands corporate bonds		5,219,363

Curacao — 0.84%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	875,000	929,989
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	1,850,000	2,005,426

Total Curacao corporate bonds		2,935,415

France — 1.51%
France Telecom SA,
8.500%, due 03/01/31	500,000	752,981
Sanofi,
4.000%, due 03/29/21	1,450,000	1,656,280
Total Capital International SA,
1.550%, due 06/28/17	2,250,000	2,292,192
2.700%, due 01/25/23	600,000	611,570

Total France corporate bonds		5,313,023

Ireland — 0.20%
XLIT Ltd.,
5.750%, due 10/01/21	600,000	690,554

Japan — 0.39%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	1,350,000	1,368,720

Luxembourg — 1.92%
Covidien International Finance SA,
4.200%, due 06/15/20	500,000	563,777
Enel Finance International SA,
3.875%, due 10/07/14[1]	1,100,000	1,130,921
Telecom Italia Capital SA,
5.250%, due 11/15/13	4,895,000	5,047,969

Total Luxembourg corporate bonds		6,742,667

Mexico — 1.83%
America Movil SAB de CV,
2.375%, due 09/08/16	3,075,000	3,199,811
3.125%, due 07/16/22	500,000	515,241
5.000%, due 03/30/20	275,000	321,971
Petroleos Mexicanos,
4.875%, due 01/24/22	2,100,000	2,373,000

Total Mexico corporate bonds		6,410,023

Netherlands — 0.69%
Deutsche Telekom International Finance BV,
4.875%, due 03/06/42[1]	900,000	967,643
EDP Finance BV,
6.000%, due 02/02/18[1]	825,000	823,531
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	475,000	624,186

Total Netherlands corporate bonds		2,415,360

Qatar — 0.75%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	1,000,000	1,290,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14[1]	1,250,000	1,346,875

Total Qatar corporate bonds		2,636,875

South Africa — 0.16%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	550,000	577,500

South Korea — 0.63%
Export-Import Bank of Korea,
5.875%, due 01/14/15	2,000,000	2,198,140

Spain — 0.33%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	1,125,000	1,175,625

Sweden — 1.01%
Nordea Bank AB,
4.875%, due 05/13/21[1]	880,000	924,211
Svenska Handelsbanken AB,
2.875%, due 04/04/17	2,500,000	2,631,038

Total Sweden corporate bonds		3,555,249

United Kingdom — 1.22%
Barclays Bank PLC,
5.140%, due 10/14/20	95,000	96,932
BP Capital Markets PLC,
3.125%, due 10/01/15	350,000	373,729
British Telecommunications PLC,
9.625%, due 12/15/30	575,000	935,853
HSBC Holdings PLC,
4.000%, due 03/30/22	1,000,000	1,072,917
Vodafone Group PLC,
5.625%, due 02/27/17	1,525,000	1,815,375

Total United Kingdom corporate bonds		4,294,806

United States — 64.21%
Allergan, Inc.,
5.750%, due 04/01/16	1,390,000	1,613,994
Altria Group, Inc.,
9.950%, due 11/10/38	725,000	1,218,987
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,112,369
American International Group, Inc.,
4.250%, due 09/15/14	950,000	1,003,217
8.250%, due 08/15/18	950,000	1,221,615
Amgen, Inc.,
6.400%, due 02/01/39	625,000	786,028
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	3,000,000	3,476,094
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	2,500,000	2,696,087
Apache Corp.,
5.100%, due 09/01/40	795,000	953,910
BAE Systems Holdings, Inc.,
6.375%, due 06/01/19[1]	1,050,000	1,249,415
Bank of America Corp.,
5.625%, due 07/01/20	675,000	769,709
5.700%, due 01/24/22	1,005,000	1,180,434
6.500%, due 08/01/16	4,140,000	4,787,951
BB&T Corp.,
1.600%, due 08/15/17	900,000	916,170

Boeing Co.,
4.875%, due 02/15/20	750,000	909,179
8.750%, due 08/15/21	425,000	629,193
Boston Properties LP,
5.625%, due 11/15/20	900,000	1,071,400
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	1,250,000	1,518,565
CBS Corp.,
4.850%, due 07/01/42	525,000	555,916
Cellco Partnership,
8.500%, due 11/15/18	1,625,000	2,276,739
CenturyLink, Inc.,
7.600%, due 09/15/39	725,000	766,777
Cisco Systems, Inc.,
4.950%, due 02/15/19	655,000	783,494
Citigroup, Inc.,
4.450%, due 01/10/17	850,000	933,621
5.375%, due 08/09/20	3,300,000	3,815,189
6.125%, due 05/15/18	4,500,000	5,327,177
CME Group, Inc.,
3.000%, due 09/15/22	3,000,000	3,016,158
CNA Financial Corp.,
5.750%, due 08/15/21	1,000,000	1,162,991
Comcast Corp.,
6.500%, due 01/15/17	3,500,000	4,240,796
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	1,250,000	1,769,096
Consolidated Edison Co. of New York, Inc., Series 2008-B, 6.750%, due 04/01/38	400,000	594,512
CVS Caremark Corp.,
4.125%, due 05/15/21	750,000	851,587
Daimler Finance North America LLC,
8.500%, due 01/18/31	425,000	673,185
Deere & Co.,
2.600%, due 06/08/22	900,000	923,773
Dell, Inc.,
5.400%, due 09/10/40	750,000	814,422
Devon Energy Corp.,
3.250%, due 05/15/22	1,075,000	1,118,488
7.950%, due 04/15/32	375,000	553,616
DirecTV Holdings LLC,
5.150%, due 03/15/42	500,000	508,688
6.375%, due 03/01/41	600,000	702,413
Discover Bank,
8.700%, due 11/18/19	950,000	1,226,627
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	1,000,000	1,260,201
Dow Chemical Co.,
4.250%, due 11/15/20	500,000	550,126
7.375%, due 11/01/29	525,000	695,570
8.550%, due 05/15/19	500,000	670,481
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,655,146
Duke Energy Carolinas LLC,
Series A, 6.000%, due 12/01/28	750,000	935,819
El Paso Natural Gas Co. LLC,
5.950%, due 04/15/17	575,000	661,859
8.375%, due 06/15/32	675,000	972,887
El Paso Pipeline Partners Operating Co LLC,
6.500%, due 04/01/20	2,675,000	3,173,449
Energy Transfer Partners LP,
5.950%, due 02/01/15	1,235,000	1,355,810
6.700%, due 07/01/18	1,750,000	2,077,854
7.500%, due 07/01/38	500,000	592,750
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,603,702
Series D, 6.875%, due 03/01/33	1,575,000	2,007,785
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	325,000	404,989
ERP Operating LP, REIT,
4.750%, due 07/15/20	415,000	474,655
Exelon Generation Co. LLC,
6.250%, due 10/01/39	575,000	665,201
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	750,000	839,396
Florida Power & Light Co.,
5.950%, due 02/01/38	595,000	811,892
FMC Technologies, Inc.,
3.450%, due 10/01/22	375,000	380,691
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,243,750
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17	1,200,000	1,221,470
6.625%, due 08/15/17	775,000	898,935
General Electric Capital Corp.,
2.300%, due 04/27/17	2,000,000	2,055,880
4.650%, due 10/17/21	2,000,000	2,241,548
5.875%, due 01/14/38	730,000	869,913
Series A, 6.750%, due 03/15/32	800,000	1,024,819
Georgia Power Co.,
5.950%, due 02/01/39	325,000	426,548
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	850,000	1,212,386
Goldman Sachs Group, Inc.,
5.250%, due 07/27/21	2,000,000	2,204,870
5.350%, due 01/15/16	540,000	596,613
6.150%, due 04/01/18	1,275,000	1,488,153
7.500%, due 02/15/19	2,225,000	2,759,425

Halliburton Co.,
4.500%, due 11/15/41	500,000	562,039
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	650,000	691,791
Hasbro, Inc.,
6.350%, due 03/15/40	440,000	523,259
HCP, Inc.,
6.000%, due 01/30/17	1,750,000	2,014,115
Hewlett-Packard Co.,
2.600%, due 09/15/17	2,250,000	2,257,060
6.125%, due 03/01/14	1,850,000	1,972,228
Home Depot, Inc.,
5.400%, due 03/01/16	1,845,000	2,134,606
HSBC Bank USA N.A.,
5.625%, due 08/15/35	995,000	1,085,399
Hyundai Capital America,
2.125%, due 10/02/17[1]	900,000	900,127
Intel Corp.,
3.300%, due 10/01/21	900,000	977,554
International Business Machines Corp.,
4.000%, due 06/20/42	400,000	436,278
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	2,090,000
International Paper Co.,
7.500%, due 08/15/21	850,000	1,115,790
Jackson National Life Insurance Co.,
8.150%, due 03/15/27[1]	1,465,000	1,812,451
John Deere Capital Corp.,
3.150%, due 10/15/21	625,000	666,686
JPMorgan Chase & Co.,
2.000%, due 08/15/17	1,025,000	1,033,931
3.150%, due 07/05/16	3,845,000	4,066,814
3.250%, due 09/23/22	925,000	937,852
5.400%, due 01/06/42	900,000	1,046,246
Kerr-McGee Corp.,
7.875%, due 09/15/31	1,300,000	1,745,311
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	1,200,000	1,352,023
Kraft Foods, Inc.,
4.125%, due 02/09/16	2,600,000	2,855,071
6.500%, due 02/09/40	650,000	880,445
Kroger Co.,
6.900%, due 04/15/38	320,000	403,545
Laboratory Corp of America Holdings,
2.200%, due 08/23/17	800,000	817,094
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18 (Escrow Lehman Brothers, Inc.)[3]	7,040,000	1,830,400
Liberty Mutual Group, Inc.,
4.950%, due 05/01/22[1]	1,000,000	1,045,999
Life Technologies Corp.,
6.000%, due 03/01/20	1,000,000	1,189,436
Lubrizol Corp.,
8.875%, due 02/01/19	1,750,000	2,473,548
Marathon Oil Corp.,
6.600%, due 10/01/37	475,000	633,704
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	650,000	959,038
McKesson Corp.,
6.000%, due 03/01/41	175,000	239,045
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	3,175,000	3,804,012
MetLife, Inc.,
6.400%, due 12/15/36	700,000	734,357
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	1,250,000	1,566,584
Morgan Stanley,
6.625%, due 04/01/18	2,295,000	2,636,817
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	650,000	776,130
Mutual of Omaha Insurance Co.,
6.950%, due 10/15/40[1]	185,000	227,229
NBCUniversal Media LLC,
4.375%, due 04/01/21	1,250,000	1,417,420
5.150%, due 04/30/20	925,000	1,096,203
News America, Inc.,
3.000%, due 09/15/22[1]	1,500,000	1,513,257
6.200%, due 12/15/34	1,000,000	1,204,340
Norfolk Southern Corp.,
3.250%, due 12/01/21	950,000	999,066
7.700%, due 05/15/17	1,100,000	1,389,478
Northrop Grumman Corp.,
3.500%, due 03/15/21	1,000,000	1,075,185
NuStar Logistics LP,
7.650%, due 04/15/18	627,000	710,958
NVR, Inc.,
3.950%, due 09/15/22	350,000	358,889
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,000,000	1,234,156
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,170,210
Oracle Corp.,
5.375%, due 07/15/40	350,000	446,479
Owens Corning,
6.500%, due 12/01/16	1,250,000	1,403,645
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	5,422,344

Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	500,000	662,401
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,698,312
Petrohawk Energy Corp.,
7.250%, due 08/15/18	1,575,000	1,789,331
Philip Morris International, Inc.,
2.900%, due 11/15/21	900,000	937,612
5.650%, due 05/16/18	1,250,000	1,531,409
Phillips 66,
4.300%, due 04/01/22[1]	750,000	821,142
PPL Energy Supply LLC,
4.600%, due 12/15/21	935,000	1,004,823
Progress Energy, Inc.,
7.050%, due 03/15/19	925,000	1,171,924
Prudential Financial, Inc.,
Series D, 6.100%, due 06/15/17	1,710,000	2,015,211
6.625%, due 12/01/37	675,000	840,456
PSEG Power LLC,
2.750%, due 09/15/16	475,000	493,752
Qwest Corp.,
6.750%, due 12/01/21	250,000	300,431
Republic Services, Inc.,
5.250%, due 11/15/21	450,000	532,705
Reynolds American, Inc.,
7.625%, due 06/01/16	1,525,000	1,837,595
Roche Holdings, Inc.,
5.000%, due 03/01/14[1]	889,000	942,708
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	300,000	325,781
SBA Tower Trust,
4.254%, due 04/15/15[1]	1,765,000	1,859,193
Sempra Energy,
2.875%, due 10/01/22	1,350,000	1,366,182
Southern Co.,
1.950%, due 09/01/16	1,215,000	1,253,858
Southern Copper Corp.,
6.750%, due 04/16/40	865,000	994,931
Southwestern Electric Power Co.,
3.550%, due 02/15/22	700,000	731,975
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	1,938,369
Sprint Capital Corp.,
6.875%, due 11/15/28	1,165,000	1,071,800
SunTrust Bank,
7.250%, due 03/15/18	1,480,000	1,788,092
Target Corp.,
4.000%, due 07/01/42	1,350,000	1,381,740
Time Warner Cable, Inc.,
6.750%, due 07/01/18	3,000,000	3,772,899
Time Warner, Inc.,
7.625%, due 04/15/31	1,000,000	1,396,915
Transcontinental Gas Pipe Line Co. LLC,
4.450%, due 08/01/42	400,000	408,910
Tupperware Brands Corp.,
4.750%, due 06/01/21	825,000	880,020
Tyco Flow Control International Finance SA,
3.150%, due 09/15/22[1]	650,000	652,340
United Technologies Corp.,
3.100%, due 06/01/22	350,000	372,968
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	500,000	694,125
US Bancorp,
2.950%, due 07/15/22	700,000	706,660
Valero Energy Corp.,
6.625%, due 06/15/37	400,000	482,786
7.500%, due 04/15/32	700,000	889,355
Ventas Realty LP / Ventas Capital Corp.,
3.250%, due 08/15/22	1,425,000	1,402,166
Wachovia Corp.,
5.750%, due 06/15/17	1,075,000	1,288,484
Walgreen Co.,
3.100%, due 09/15/22	650,000	659,638
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	900,000	1,289,380
Washington Mutual Bank,
0.000%, due 05/20/13[3]	1,325,000	132
5.500%, due 01/15/13[2,3]	12,075,000	1,208
Waste Management, Inc.,
7.375%, due 05/15/29	675,000	896,003
WellPoint, Inc.,
4.625%, due 05/15/42	600,000	605,686
Wells Fargo & Co.,
2.100%, due 05/08/17	3,700,000	3,827,965
3.500%, due 03/08/22	425,000	453,244
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	1,350,000	1,392,347
Xcel Energy, Inc.,
4.700%, due 05/15/20	1,375,000	1,610,929
Xerox Corp.,
4.500%, due 05/15/21	775,000	823,477

Total United States corporate bonds		225,499,169

Total corporate bonds
(cost $284,176,220)		287,780,736

Asset-backed securities — 0.46%
United States — 0.46%
Delta Air Lines Pass Through Trust, Series 2010-2, Class A,
4.950%, due 05/23/19	838,340	905,407
Series 2007-1, Class A,
6.821%, due 08/10/22	652,919	721,476

Total asset-backed securities
(cost $1,517,175)		1,626,883

Commercial mortgage-backed security — 0.50%
United States — 0.50%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
6.003%, due 06/15/49[4]
(cost $1,693,185)	1,525,000	1,765,151

Municipal bonds — 4.54%
American Municipal Power, Inc. Revenue Bonds, Series B,
7.834%, due 02/15/41	500,000	712,060
Chicago Transit Authority, Series 2008, Class B,
6.899%, due 12/01/40	500,000	606,635
City of New York, GO, Series D,
5.985%, due 12/01/36	370,000	471,905
Commonwealth of Massachusetts, GO,
5.456%, due 12/01/39	175,000	220,026
County of Clark NV, Series 2009,
6.881%, due 07/01/42	1,100,000	1,281,005
Dallas County Hospital District, GO, Series C,
5.621%, due 08/15/44	590,000	769,130
Illinois State Taxable Pension, Series 2003,
5.100%, due 06/01/33	1,750,000	1,697,763
Los Angeles Unified School District, Series 2010,
6.758%, due 07/01/34	1,105,000	1,472,092
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	400,000	478,028
Municipal Electric Authority of Georgia Revenue Bonds,
6.637%, due 04/01/57	600,000	704,460
New York City Transitional Finance Authority, Series 2010,
5.267%, due 05/01/27	1,000,000	1,218,500
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,382,633
San Diego County Water Authority Revenue Bonds, Series B,
6.138%, due 05/01/49	425,000	563,176
State of California, GO,
7.550%, due 04/01/39	1,950,000	2,661,555
State of Illinois, GO, Series 2010,
4.421%, due 01/01/15	900,000	955,044
Texas Transportation Commission Revenue Bonds, Series B,
5.178%, due 04/01/30	215,000	261,612
University of Texas System Revenue Bonds, Series C,
4.794%, due 08/15/46	400,000	475,880

Total municipal bonds
(cost $13,919,586)		15,931,504

US government obligations — 2.32%
US Treasury Bonds,
3.000%, due 05/15/42	4,470,000	4,634,831
US Treasury Notes,
1.625%, due 08/15/22	3,510,000	3,506,160

Total US government obligations
(cost $8,136,498)		8,140,991

Non-US government obligations — 6.52%
Brazil — 1.64%
Brazilian Government International Bond,
8.875%, due 04/15/24	750,000	1,205,625
10.500%, due 07/14/14	3,900,000	4,563,000

		5,768,625

Colombia — 0.31%
Republic of Colombia,
4.375%, due 07/12/21	950,000	1,093,925

Italy — 1.14%
Republic of Italy,
2.125%, due 10/05/12	4,000,000	3,999,312

Mexico — 1.93%
United Mexican States,
4.750%, due 03/08/44	2,372,000	2,644,780
Series A, 5.875%, due 01/15/14	3,900,000	4,134,000

		6,778,780

Panama — 0.37%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,286,437

Peru — 0.49%
Peruvian Government International Bond,
8.750%, due 11/21/33	1,000,000	1,735,000

Poland — 0.30%
Republic of Poland,
3.875%, due 07/16/15	1,000,000	1,067,360

South Africa — 0.34%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,187,500

Total Non-US government obligations
(cost $21,326,014)		22,916,939

Supranational bond — 0.27%
Inter-American Development Bank,
7.000%, due 06/15/25
(cost $904,228)	650,000	941,164

Total bonds
(cost $331,672,906)		339,103,368

	Shares

Common stocks — 0.03%
Washington Mutual Funding Tranche III*2,3,5	8,300	83
WMI Holdings Corp.*	164,345	83,816

Total common stocks (cost $90,390)		83,899

Preferred stock — 0.03%
Ally Financial, Inc.,
7.000% (cost $100,933)[1,6]	124	115,998

Short-term investment — 1.37%
Investment company — 1.37%
UBS Cash Management Prime Relationship Fund[7]
(cost $4,813,607)	4,813,607	4,813,607

Total investments — 97.99%
(cost $336,677,836)		344,116,872
Cash and other assets, less liabilities — 2.01%		7,053,698

Net assets — 100.00%		$351,170,570

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,596,112
Gross unrealized depreciation	(18,157,076)

Net unrealized appreciation of investments	$7,439,036

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration			Unrealized
	date	Cost	Value	appreciation

US Treasury futures buy contracts:
2 Year US Treasury Notes, 239 contracts (USD)	December 2012	$52,684,888	$52,706,969	$22,081

Interest rate swap agreement
						Upfront
			Termination	Payments made	Payments received	payments		Unrealized
Counterparty	Notional amount		date	by the Fund[8]	by the Fund[8]	received	Value	depreciation

BB	USD	49,000,000	09/30/14	0.448%	3 month USD LIBOR	$—	$(74,352)	$(74,352)

Credit default swaps on corporate issues — buy protection9

						Upfront
					Payments	payments		Unrealized
		Notional		Termination	made by the	received/		appreciation/
Counterparty	Referenced obligation[10]	amount		date	Fund[8]	(made)	Value	(depreciation)

DB	Amgen, Inc. bond, 4.850%, due 11/18/14	USD	2,400,000	12/20/15	1.000%	$57,308	$(50,884)	$6,424
MSCI	Deutsche Bank AG bond, 5.125%, due 8/31/17	EUR	1,000,000	06/20/17	1.000	(50,199)	28,805	(21,394)
MSCI	Target Corp. bond, 5.375%, due 05/01/17	USD	3,000,000	12/20/16	1.000	51,269	(84,485)	(33,216)

						$58,378	$(106,564)	$(48,186)

Credit default swaps on corporate and sovereign issues — sell protection11

						Upfront
					Payments	payments		Unrealized
				Termination	received by	received/		appreciation/	Credit
Counterparty	Referenced obligation[10]	Notional amount		date	the Fund[8]	(made)	Value	(depreciation)	spread[12]

DB	Pfizer, Inc. bond, 4.650%,
	due 03/01/18	USD	2,400,000	12/20/15	1.000%	$(54,877)	$52,258	$(2,619)	0.334%

GSI	Deere & Co. bond,
	6.950%, 04/25/14	USD	2,150,000	06/20/15	1.000	(25,064)	43,997	18,933	0.262

MLI	General Electric Capital
	Corp. bond, 5.625%, due
	09/15/17	USD	2,000,000	06/20/15	1.000	87,895	6,592	94,487	0.888

MSCI	Wal-Mart Stores, Inc. bond,
	5.875%, due 04/05/27	USD	3,000,000	12/20/16	1.000	(51,269)	92,866	41,597	0.272

						$(43,315)	$195,713	$152,398

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$285,949,128	$1,831,608	$287,780,736
Asset-backed securities	—	1,626,883	—	1,626,883
Commercial mortgage-backed securities	—	1,765,151	—	1,765,151
Municipal bonds	—	15,931,504	—	15,931,504
US government obligations	—	8,140,991	—	8,140,991
Non-US government obligations	—	22,916,939	—	22,916,939
Supranational bonds	—	941,164	—	941,164
Common stocks	83,816	—	83	83,899
Preferred stock	—	115,998	—	115,998
Short-term investment	—	4,813,607	—	4,813,607
Futures contracts, net	22,081	—	—	22,081
Swap agreements, net	—	14,797	—	14,797

Total	$105,897	$342,216,162	$1,831,691	$344,153,750

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stock	Total

Assets
Beginning balance	$41,500	$—	$41,500
Purchases	—	—	—
Issuances	—	0	0
Sales	(90,390)	—	(90,390)
Settlements	—	—	—
Accrued discounts (premiums)	(3,497)	—	(3,497)
Total realized loss	(8,145,327)	—	(8,145,327)
Change in net unrealized appreciation/depreciation	8,197,714	83	8,197,797
Net transfers into Level 3[13]	1,831,608	—	1,831,608
Net transfers out of Level 3	—	—	—

Ending balance	$1,831,608	$83	$1,831,691

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2012 was $35,117.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $24,443,828 or 6.96% of net assets.
[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of these securities amounted to $1,291 or 0.00% of net assets.
[3]	Security is in default.
[4]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
[5]	Security is illiquid. At September 30, 2012, the value of this security amounted to $83 or 0.00% of net assets.
[6]	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
[7]	The table below details the Fund’s investment in a fund advised by the same adviser as the Fund. The adviser does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$13,239,459	$235,527,276	$243,953,128	$4,813,607	$13,303

[8]	Payments made or received are based on the notional amount.
[9]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[10]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[11]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[12]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.
[13]	Transfers into Level 3 represent the value at the end of the period. At September 30, 2012 securities were transferred from Level 2 to Level 3 as the valuation are based primarily on unobservable inputs.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Air freight & logistics	0.06%
Automobiles	0.39
Beverages	1.95
Building materials	0.22
Cable TV	0.52
Capital markets	4.41
Chemicals	0.26
Commercial banks	19.24
Commercial services & supplies	1.69
Communications equipment	0.62
Computers & peripherals	0.65
Consumer finance	1.53
Diversified financial services	11.28
Diversified operations	0.60
Diversified telecommunication services	4.65
Electric utilities	7.30
Electrical equipment	0.39
Energy equipment & services	1.04
Engineering & construction	0.76
Food & staples retailing	1.00
Food products	1.17
Gas utilities	1.12
Health care equipment & supplies	0.45
Insurance	4.99
Leisure equipment & products	0.26
Media	3.92
Metals & mining	3.27
Miscellaneous manufacturing	0.26
Multiline retail	0.26
Multi-utilities	0.84
Oil, gas & consumable fuels	7.76
Pharmaceuticals	1.59
Real estate investment trust (REIT)	0.26
Real estate management & development	0.22
Road & rail	0.64
Thrifts & mortgage finance	0.52
Tobacco	3.10
Transportation	0.27
Water utilities	0.47
Wireless telecommunication services	1.40

Total corporate bonds	91.33%
US government obligation	2.16
Non-US government obligation	0.46

Total bonds	93.95%
Short-term investment	4.36

Total investments	98.31%
Cash and other assets, less liabilities	1.69

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Corporate Bond Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 93.95%
Corporate bonds — 91.33%
Australia — 3.37%
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		$1,050,000	$1,092,105
3.500%, due 03/19/15[1]		550,000	578,930
National Australia Bank,
2.750%, due 03/09/17		865,000	907,047
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21		850,000	940,122
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		150,000	171,527
Westpac Banking Corp.,
4.125%, due 05/25/18	EUR	425,000	614,302

Total Australia corporate bonds			4,304,033

Brazil — 0.35%
Vale SA,
5.625%, due 09/11/42		$440,000	447,621

Canada — 3.50%
Bank of Montreal,
6.020%, due 05/02/18	CAD	345,000	418,250
Bank of Nova Scotia,
4.100%, due 06/08/17		510,000	561,405
Barrick Gold Corp.,
2.900%, due 05/30/16		$375,000	393,726
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	380,000	403,988
Greater Toronto Airports Authority,
6.980%, due 10/15/32		235,000	345,099
Hydro One, Inc.,
5.360%, due 05/20/36		285,000	365,316
Royal Bank of Canada,
3.360%, due 01/11/16		225,000	239,007
3.660%, due 01/25/17		355,000	383,502
Suncor Energy, Inc.,
6.500%, due 06/15/38		$465,000	616,465
Teck Resources Ltd.,
5.400%, due 02/01/43		245,000	239,060
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	475,000	499,941

Total Canada corporate bonds			4,465,759

Cayman Islands — 2.24%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		$600,000	769,825
New York Life Funding,
5.125%, due 02/03/15	GBP	255,000	446,791
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	250,000	345,402
Transocean, Inc.,
2.500%, due 10/15/17		$390,000	392,162
6.000%, due 03/15/18		300,000	350,319
6.800%, due 03/15/38		230,000	276,575
Vale Overseas Ltd.,
5.625%, due 09/15/19		250,000	281,255

Total Cayman Islands corporate bonds			2,862,329

Curacao — 0.25%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		300,000	325,204

Denmark — 0.49%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	350,000	623,849

Finland — 0.33%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19	EUR	300,000	426,265

France — 3.96%
Autoroutes du Sud de la France,
5.625%, due 07/04/22		300,000	469,203
AXA SA,
5.250%, due 04/16/40[2]		200,000	235,298
6.667%, due 07/06/16[2,3]	GBP	345,000	478,554
Banque PSA Finance,
3.875%, due 01/18/13	EUR	480,000	618,805
CNP Assurances,
6.875%, due 09/30/41[2]		100,000	111,350

Credit Agricole SA,
3.000%, due 10/01/17[1]		$700,000	697,682
Credit Logement SA,
1.402%, due 12/16/12[2,3]	EUR	200,000	138,528
Danone SA,
3.000%, due 06/15/22[1]		$260,000	265,783
Electricite De France,
6.950%, due 01/26/39[1]		200,000	265,460
Societe Generale SA,
2.200%, due 09/14/13[1]		560,000	563,397
Total Capital International SA,
1.550%, due 06/28/17		450,000	458,438
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	150,000	242,336
Vivendi SA,
3.450%, due 01/12/18[1]		$500,000	509,600

Total France corporate bonds			5,054,434

Germany — 0.80%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]	EUR	600,000	833,052
RWE AG,
4.625%, due 09/28/15[2,3]		150,000	188,903

Total Germany corporate bonds			1,021,955

Ireland — 1.45%
Allied Irish Banks PLC,
4.500%, due 10/01/12		200,000	256,957
CRH Finance BV,
7.375%, due 05/28/14		200,000	282,554
GE Capital European Funding,
6.025%, due 03/01/38		445,000	730,205
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	350,000	579,283

Total Ireland corporate bonds			1,848,999

Italy — 0.32%
Telecom Italia SpA,
6.125%, due 12/14/18		300,000	414,340

Japan — 0.51%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 02/23/17[1]		$500,000	519,237
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		130,000	131,803

Total Japan corporate bonds			651,040

Jersey, Channel Islands — 1.63%
ASIF III Jersey Ltd.,
4.750%, due 09/11/13	EUR	480,000	635,822
BAA Funding Ltd.,
4.375%, due 01/25/17		200,000	282,344
6.750%, due 12/03/26	GBP	325,000	687,282
Gatwick Funding Ltd.,
5.250%, due 01/23/24		150,000	265,822
HSBC Capital Funding LP,
5.369%, due 03/24/14[2,3]	EUR	175,000	216,451

Total Jersey, Channel Islands corporate bonds			2,087,721

Luxembourg — 1.45%
ArcelorMittal,
9.000%, due 02/15/15		$475,000	522,500
Enel Finance International SA,
6.000%, due 10/07/39[1]		300,000	269,762
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	380,000	638,936
Merck Finanz AG,
3.750%, due 12/07/12	EUR	325,000	420,150

Total Luxembourg corporate bonds			1,851,348

Mexico — 0.76%
America Movil SAB de CV,
3.625%, due 03/30/15		$550,000	585,329
5.000%, due 03/30/20		330,000	386,364

Total Mexico corporate bonds			971,693

Netherlands — 5.80%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	390,000	686,875
Alliander Finance BV,
5.500%, due 04/20/16	EUR	180,000	267,966
Allianz Finance II BV,
5.750%, due 07/08/41[2]		500,000	649,522
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22		$1,290,000	1,369,064
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	100,000	203,691
E.ON International Finance BV,
5.125%, due 05/07/13	EUR	156,000	205,797
6.000%, due 10/30/19	GBP	200,000	398,759
EDP Finance BV,
3.250%, due 03/16/15	EUR	350,000	434,475
5.375%, due 11/02/12[1]		$250,000	250,609
ING Bank NV,
3.750%, due 03/07/17[1]		230,000	242,352
4.000%, due 03/15/16[1]		240,000	253,788
6.125%, due 05/29/23[2]	EUR	200,000	262,150
Koninklijke KPN NV,
4.250%, due 03/01/22		150,000	207,853
Repsol International Finance BV,
4.250%, due 02/12/16		300,000	393,403
4.750%, due 02/16/17		150,000	199,372
Royal Bank of Scotland NV,
1.108%, due 03/09/15[2]		$250,000	227,500
RWE Finance BV,
4.750%, due 01/31/34	GBP	100,000	174,062
Scotland International Finance BV,
4.250%, due 05/23/13[1]		$370,000	372,131
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	192,000	333,450
TenneT Holding BV,
6.655%, due 06/01/17[2,3]	EUR	200,000	270,506

Total Netherlands corporate bonds			7,403,325

Norway — 0.37%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$450,000	469,980

Qatar — 0.42%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1]		500,000	541,750

South Korea — 0.36%
GS Caltex Corp.,
5.500%, due 04/24/17[4]		400,000	453,720

Spain — 2.28%
Banco Santander SA,
4.375%, due 03/16/15	EUR	400,000	529,671
BBVA US Senior SAU,
3.250%, due 05/16/14		$400,000	396,928
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	EUR	150,000	200,823
Santander International Debt SAU,
3.381%, due 12/01/15		400,000	501,736
Santander US Debt SAU,
2.991%, due 10/07/13[1]		$200,000	199,682
2.991%, due 10/07/13[4]		100,000	99,841
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	700,000	898,473
5.375%, due 02/02/18	GBP	50,000	80,863

Total Spain corporate bonds			2,908,017

Sweden — 2.08%
Nordea Bank AB,
3.125%, due 03/20/17[1]		$370,000	386,946
6.250%, due 09/10/18[2]	EUR	300,000	400,271
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$500,000	581,115
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]		630,000	659,673
Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22		420,000	433,048
Vattenfall AB,
4.125%, due 03/18/13	EUR	145,000	189,332

Total Sweden corporate bonds			2,650,385

Switzerland — 0.35%
Credit Suisse AG,
1.625%, due 03/06/15[1]		$440,000	447,609

United Kingdom — 15.26%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]		500,000	510,300
Anglo American Capital PLC,
2.625%, due 09/27/17[1]		300,000	301,020

Aviva PLC,
4.729%, due 11/28/14[2,3]	EUR	500,000	560,102
5.250%, due 10/02/23[2]		290,000	369,870
B.A.T. International Finance,
3.250%, due 06/07/22[1]		$615,000	631,097
9.500%, due 11/15/18[1]		240,000	334,530
Barclays Bank PLC,
2.250%, due 05/10/17[1]		460,000	474,061
4.750%, due 03/15/20[2,3]	EUR	100,000	77,681
4.875%, due 12/15/14[2,3]		380,000	332,057
5.750%, due 08/17/21	GBP	205,000	398,674
BG Energy Capital PLC,
5.125%, due 12/07/17[4]		100,000	187,351
BP Capital Markets PLC,
3.245%, due 05/06/22		$125,000	132,272
3.561%, due 11/01/21		100,000	108,171
3.875%, due 03/10/15		250,000	268,710
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	200,000	291,989
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	325,000	657,342
Everything Everywhere Finance PLC,
4.375%, due 03/28/19		170,000	282,384
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$255,000	259,421
HSBC Holdings PLC,
5.100%, due 04/05/21		285,000	329,243
6.250%, due 03/19/18	EUR	350,000	516,054
6.500%, due 09/15/37		$1,100,000	1,300,978
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	600,000	865,481
9.000%, due 02/17/22	GBP	155,000	356,292
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	268,784
Lloyds TSB Bank PLC,
1.441%, due 07/11/16[2]		200,000	223,245
6.500%, due 03/24/20		200,000	258,899
Marks & Spencer PLC,
6.250%, due 12/01/17[1]		$300,000	332,634
National Express Group PLC,
6.250%, due 01/13/17	GBP	100,000	176,199
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[4]		220,000	363,718
Nationwide Building Society,
4.650%, due 02/25/15[1]		$250,000	264,458
Royal Bank of Scotland PLC,
3.400%, due 08/23/13		760,000	774,521
4.875%, due 03/16/15		100,000	107,250
5.375%, due 09/30/19	EUR	225,000	337,801
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,3]	GBP	134,000	218,261
SSE PLC,
6.125%, due 07/29/13	EUR	500,000	670,796
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]		$350,000	369,198
3.850%, due 04/27/15[4]		230,000	242,615
4.125%, due 01/18/19	EUR	330,000	471,002
Tesco PLC,
6.125%, due 02/24/22	GBP	395,000	771,692
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[4]		149,246	265,142
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		320,000	594,200
Virgin Media Secured Finance PLC,
7.000%, due 01/15/18		380,000	665,782
Vodafone Group PLC,
5.750%, due 03/15/16		$290,000	335,933
6.150%, due 02/27/37		155,000	208,497
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	500,000	905,723
Western Power Distribution East
Midlands PLC,
5.250%, due 01/17/23		175,000	332,984
Western Power Distribution West
Midlands PLC,
5.750%, due 04/16/32		150,000	289,154
WPP PLC,
6.625%, due 05/12/16	EUR	330,000	499,176

Total United Kingdom corporate bonds			19,492,744

United States — 43.00%
ABB Finance USA, Inc.,
2.875%, due 05/08/22		$480,000	496,223
Abbott Laboratories,
6.000%, due 04/01/39		170,000	238,346
Alcoa, Inc.,
6.150%, due 08/15/20		935,000	1,031,835
Alltel Corp.,
7.875%, due 07/01/32		250,000	395,007
Altria Group, Inc.,
4.250%, due 08/09/42		865,000	859,743
4.750%, due 05/05/21		530,000	606,357
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	200,000	273,085
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		$690,000	831,876
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22		650,000	659,207
3.750%, due 07/15/42		360,000	360,886
Apache Corp.,
4.750%, due 04/15/43		390,000	445,632
AT&T, Inc.,
5.350%, due 09/01/40		220,000	264,794
5.550%, due 08/15/41		700,000	871,359
Bank of America Corp.,
3.750%, due 07/12/16		215,000	228,110
5.650%, due 05/01/18		895,000	1,020,458
5.875%, due 02/07/42		235,000	274,694
6.000%, due 09/01/17		250,000	289,170
7.375%, due 05/15/14		1,100,000	1,204,116
BB&T Corp.,
1.600%, due 08/15/17		210,000	213,773
Boston Scientific Corp.,
6.000%, due 01/15/20		485,000	576,496
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		600,000	642,048
Cameron International Corp.,
6.375%, due 07/15/18		250,000	303,623
Cargill, Inc.,
3.250%, due 11/15/21[1]		100,000	103,214
Citigroup, Inc.,
0.857%, due 05/31/17[2]	EUR	350,000	396,920
5.500%, due 02/15/17		$320,000	354,408
6.000%, due 08/15/17		1,035,000	1,205,560
Comcast Corp.,
5.700%, due 07/01/19		1,290,000	1,579,031
ConocoPhillips,
4.600%, due 01/15/15		475,000	518,497
Daimler Finance North America LLC,
2.250%, due 07/31/19[1]		500,000	497,888
Dell, Inc.,
5.400%, due 09/10/40		320,000	347,487
DirecTV Holdings LLC,
5.000%, due 03/01/21		460,000	515,329
DIRECTV Holdings LLC,
2.400%, due 03/15/17		900,000	924,079
Dow Chemical Co.,
5.900%, due 02/15/15		300,000	334,233
Duke Energy Corp.,
3.050%, due 08/15/22		480,000	484,607
Energy Transfer Partners LP,
6.050%, due 06/01/41		195,000	215,001
9.000%, due 04/15/19		141,000	181,770
9.700%, due 03/15/19		135,000	178,389
Enterprise Products Operating LLC,
3.200%, due 02/01/16		330,000	347,898
3.700%, due 06/01/15		140,000	149,679
4.850%, due 08/15/42		300,000	308,830
Series I, 5.000%, due 03/01/15		125,000	136,887
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		340,000	363,472
ERP Operating LP, REIT,
5.750%, due 06/15/17		280,000	333,217
FedEx Corp.,
3.875%, due 08/01/42		80,000	78,318
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		150,000	168,269
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,000,000	1,017,892
General Electric Capital Corp.,
Series A, 3.750%, due 11/14/14		870,000	922,174
4.650%, due 10/17/21		180,000	201,739
6.000%, due 08/07/19		610,000	741,938
Series A, 6.750%, due 03/15/32		1,005,000	1,287,429
Georgia Power Co.,
0.750%, due 08/10/15		260,000	260,675
5.400%, due 06/01/40		255,000	313,607
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		185,000	263,872
Goldman Sachs Group, Inc.,
3.300%, due 05/03/15		560,000	582,720
4.375%, due 03/16/17	EUR	1,000,000	1,369,349
5.125%, due 04/24/13		40,000	52,604
5.750%, due 01/24/22		$430,000	495,307
Hartford Financial Services Group, Inc.,
4.000%, due 10/15/17		320,000	343,948

Hasbro, Inc.,
6.350%, due 03/15/40		275,000	327,037
Hewlett-Packard Co.,
2.625%, due 12/09/14		470,000	482,435
Indiana Michigan Power Co.,
7.000%, due 03/15/19		195,000	243,189
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		140,000	175,017
JPMorgan Chase & Co.,
2.000%, due 08/15/17		280,000	282,440
3.250%, due 09/23/22		1,950,000	1,977,093
Kellogg Co.,
1.875%, due 11/17/16		300,000	309,810
Kinder Morgan Energy Partners LP,
6.950%, due 01/15/38		405,000	517,868
Kraft Foods Group, Inc.,
5.000%, due 06/04/42[1]		350,000	390,452
Kraft Foods, Inc.,
5.375%, due 02/10/20		348,000	419,815
Lorillard Tobacco Co.,
2.300%, due 08/21/17		110,000	110,903
MassMutual Global Funding II,
2.000%, due 04/05/17[1]		300,000	308,071
Merck & Co., Inc.,
6.550%, due 09/15/37		255,000	377,282
MetLife, Inc.,
5.250%, due 06/29/20	GBP	380,000	713,501
Morgan Stanley,
4.750%, due 03/22/17		$1,725,000	1,849,478
6.375%, due 07/24/42		190,000	209,259
Motorola Solutions, Inc.,
6.000%, due 11/15/17		300,000	358,047
News America, Inc.,
6.200%, due 12/15/34		190,000	228,825
Novartis Capital Corp.,
3.700%, due 09/21/42		65,000	67,204
NuStar Logistics LP,
7.650%, due 04/15/18		600,000	680,343
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		175,000	194,459
ONEOK Partners LP,
8.625%, due 03/01/19		125,000	164,129
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		160,000	210,287
PacifiCorp,
6.000%, due 01/15/39		385,000	519,809
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[4]	EUR	450,000	650,340
PepsiCo, Inc.,
1.250%, due 08/13/17		$740,000	746,572
Philip Morris International, Inc.,
4.500%, due 03/20/42		470,000	517,728
Phillips 66,
4.300%, due 04/01/22[1]		520,000	569,325
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		150,000	207,548
Principal Financial Group, Inc.,
3.300%, due 09/15/22		185,000	187,083
Prudential Financial, Inc.,
4.500%, due 11/15/20		825,000	917,498
Qwest Corp.,
6.750%, due 12/01/21		150,000	180,259
Republic Services, Inc.,
5.250%, due 11/15/21		725,000	858,247
Reynolds American, Inc.,
7.625%, due 06/01/16		350,000	421,743
7.750%, due 06/01/18		100,000	125,671
SABMiller Holdings, Inc.,
2.450%, due 01/15/17[1]		700,000	732,173
Sempra Energy,
6.000%, due 10/15/39		250,000	323,950
SLM Corp.,
6.250%, due 01/25/16		610,000	661,850
Southwestern Electric Power Co.,
6.200%, due 03/15/40		350,000	446,773
Time Warner Cable, Inc.,
4.000%, due 09/01/21		905,000	997,838
6.750%, due 06/15/39		205,000	267,175
US Bancorp,
2.950%, due 07/15/22		450,000	454,281
Valero Energy Corp.,
6.625%, due 06/15/37		600,000	724,179
Verizon Communications, Inc.,
3.500%, due 11/01/21		300,000	330,968
4.750%, due 11/01/41		280,000	321,916
Virginia Electric and Power Co.,
6.000%, due 05/15/37		200,000	269,316
Wachovia Corp.,
5.750%, due 02/01/18		1,345,000	1,624,200
Walgreen Co.,
3.100%, due 09/15/22		240,000	243,559
Waste Management, Inc.,
6.125%, due 11/30/39		125,000	157,433
7.375%, due 03/11/19		300,000	384,686

Watson Pharmaceuticals, Inc.,
3.250%, due 10/01/22		80,000	81,025
WEA Finance LLC,
5.750%, due 09/02/15[1]		250,000	277,469
Xcel Energy, Inc.,
4.700%, due 05/15/20		165,000	193,312
4.800%, due 09/15/41		220,000	253,499

Total United States corporate bonds			54,907,444

Total corporate bonds
(cost $110,711,572)			116,631,564

US government obligation — 2.16%
US Treasury Bills,
0.000%, due 12/13/12[5]
(cost $2,759,606)		2,760,000	2,759,539

Non-US government obligation — 0.46%
Germany — 0.46%
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26
(cost $509,080)	JPY	41,000,000	585,587

Total bonds
(cost $113,980,258)			119,976,690

	Shares

Short-term investment — 4.36%
Investment company — 4.36%
UBS Cash Management Prime
Relationship Fund[6]
(cost $5,568,829)		5,568,829	5,568,829

Total investments — 98.31%
(cost $119,549,087)			125,545,519
Cash and other assets, less liabilities — 1.69%			2,154,301

Net assets — 100.00%			$127,699,820

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,579,837
Gross unrealized depreciation	(583,405)

Net unrealized appreciation of investments	$5,996,432

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

BB	GBP	8,805,000	USD	14,178,269	12/05/12	$(37,286)
JPMCB	CAD	3,220,000	USD	3,300,925	12/05/12	30,395
JPMCB	EUR	220,000	USD	285,065	12/05/12	2,161
JPMCB	JPY	41,900,000	USD	539,059	12/05/12	1,852
MSCI	EUR	17,415,000	USD	22,512,196	12/05/12	117,795

Net unrealized appreciation on forward foreign currency contracts						$114,917

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 1 contracts (USD)	December 2012	$166,470	$165,219	$(1,251)
5 Year US Treasury Notes, 6 contracts (USD)	December 2012	745,039	747,797	2,758
US Treasury futures sell contracts:
10 Year US Treasury Notes, 58 contracts (USD)	December 2012	(7,699,578)	(7,742,094)	(42,516)
Interest rate futures buy contracts:
Euro-Bobl, 35 contracts (EUR)	December 2012	5,661,130	5,653,128	(8,002)
Euro-Bund, 17 contracts (EUR)	December 2012	3,093,401	3,097,086	3,685
Interest rate futures sell contracts:
Euro-Buxl, 2 contracts (EUR)	December 2012	(345,529)	(342,286)	3,243
Long Gilt, 7 contracts (GBP)	December 2012	(1,365,663)	(1,363,440)	2,223

Net unrealized depreciation on futures contracts				$(39,860)

Credit default swap on credit index — buy protection7

					Payments	Upfront
		Notional		Termination	made by the	payments		Unrealized
Counterparty	Referenced obligation[8]	amount		date	Fund[9]	made	Value	appreciation

CITI	iTraxx Europe Series 18 Index	EUR	3,900,000	12/20/17	1.000%	$(67,486)	$88,252	$20,766

Credit default swaps on corporate issues — buy protection7

						Upfront
					Payments	payments		Unrealized
		Notional		Termination	made by the	(made)/		appreciation/
Counterparty	Referenced obligation[8]	amount		date	Fund[9]	received	Value	(depreciation)

BB	Solvay SA bond, 4.625% due 06/27/18	EUR	445,000	06/20/17	1.000%	$(9,669)	$5,493	$(4,176)
BB	Quest Diagnostics, Inc. bond, 6.950% due 07/01/37	USD	510,000	03/20/17	1.000	3,675	(7,472)	(3,797)
BB	ConAgra Foods, Inc. bond, 7.000% due 10/01/28	USD	560,000	03/20/17	1.000	9,649	(3,150)	6,499
CSI	Cox Communication, Inc. bond, 6.800% due 08/01/28	USD	495,000	06/20/17	1.000	12,645	(13,295)	(650)
DB	Morgan Stanley & Co., Inc. bond, 6.600% due 04/01/12	USD	1,110,000	03/20/17	1.000	(108,267)	60,814	(47,453)
DB	Quest Diagnostics, Inc. bond, 6.950% due 07/01/37	USD	490,000	03/20/17	1.000	3,320	(7,180)	(3,860)
GSI	Solvay SA bond, 4.625% due 06/27/18	EUR	305,000	06/20/17	1.000	(6,798)	3,765	(3,033)
GSI	ConAgra Foods, Inc. bond, 7.000% due 10/01/28	USD	440,000	03/20/17	1.000	7,967	(2,475)	5,492
GSI	Cox Communication, Inc. bond, 6.800% due 08/01/28	USD	495,000	06/20/17	1.000	10,633	(12,531)	(1,898)
JPMCB	Computer Sciences Corp. bond, 6.500% due 03/15/18	USD	1,265,000	03/20/14	1.000	10,811	(7,944)	2,867
JPMCB	Compagnie Financiere Michelin. bond, 8.625% due 04/24/14	EUR	525,000	09/20/16	1.000	(26,519)	3,905	(22,614)
JPMCB	Volkswagen International Finance NV bond, 5.375% due 05/22/18	EUR	540,000	12/20/16	1.000	(18,323)	(2,772)	(21,095)
JPMCB	Banco Santander SA bond, 0.000% due 08/09/13	EUR	550,000	12/20/16	3.000	(22,188)	12,337	(9,851)

						$(133,064)	$29,495	$(103,569)

Credit default swaps on corporate and sovereign issues — sell protection10

						Upfront
					Payments	payments		Unrealized
		Notional		Termination	received by the	(made)/		appreciation/	Credit
Counterparty	Referenced obligation[8]	amount		date	Fund[9]	received	Value	(depreciation)	spread[11]

BB	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	510,000	03/20/17	1.000%	$(3,675)	$11,180	$7,505	0.511%
BB	Deutsche Telekom International Finance BV bond, 6.000% due 01/20/17	EUR	540,000	12/20/16	1.000	3,694	7,345	11,040	0.754
BB	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	560,000	03/20/17	1.000	(10,878)	14,236	3,358	0.433
BB	RWE AG bond, 5.750% due 02/14/33	EUR	740,000	06/20/17	1.000	3,088	2,198	5,286	0.956
DB	Electricite De France bond, 5.625% due 02/21/33	EUR	270,000	12/20/16	1.000	3,827	1,324	5,151	0.915
DB	Pfizer, Inc. bond, 4.650% due 03/01/18	USD	490,000	03/20/17	1.000	(3,320)	10,742	7,422	0.511
DB	MetLife, Inc. bond, 5.000% due 06/15/15	USD	520,000	06/20/16	1.000	14,384	(12,111)	2,273	1.652
GSI	France Telecom SA bond, 5.625% due 05/22/18	EUR	270,000	12/20/16	1.000	3,220	(1,324)	1,896	1.098
GSI	Procter & Gamble Co. bond, 4.950% due 08/15/14	USD	440,000	03/20/17	1.000	(8,935)	11,186	2,251	0.433
GSI	Xerox Corp. bond, 6.350% due 05/15/18	USD	495,000	06/20/17	1.000	25,194	(31,286)	(6,093)	2.436
JPMCB	Xerox Corp. bond, 6.350% due 05/15/18	USD	495,000	06/20/17	1.000	24,795	(31,286)	(6,491)	2.436
JPMCB	Computer Sciences Corp. bond, 6.500% due 03/15/18	USD	850,000	03/20/16	1.000	13,871	(9,916)	3,955	1.350

						$65,265	$(27,712)	$37,553

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$116,631,564	$—	$116,631,564
US government obligations	—	2,759,539	—	2,759,539
Non-US government obligations	—	585,587	—	585,587
Short-term investments	—	5,568,829	—	5,568,829
Forward foreign currency contracts, net	—	114,917	—	114,917
Futures contracts, net	(39,860)	—	—	(39,860)
Swap agreements, net	—	90,035	—	90,035

Total	$(39,860)	$125,750,471	$—	$125,710,611

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $16,568,305 or 12.97% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $2,262,727 or 1.77% of net assets.
[5]	Interest rates shown are the discount rate at date of purchase.
[6]	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$5,244,474	$73,184,520	$72,860,165	$5,568,829	$4,972

[7]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[8]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[9]	Payments made or received are based on the notional amount.
[10]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[11]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS High Yield Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of
September 30, 2012

Bonds
Corporate bonds
Aerospace	0.78%
Air transportation	0.27
Automotive & auto parts distributors	1.42
Banks & thrifts	4.95
Broadcasting	0.52
Building materials	0.90
Cable TV	3.06
Capital goods	0.57
Chemicals	2.74
Consumer products	0.18
Containers	3.12
Diversified financial services	4.21
Diversified media	0.90
Electric utilities	3.23
Energy	14.22
Entertainment/film	0.41
Environmental	0.15
Food & drug retail	0.97
Food/beverage/tobacco	1.43
Gaming	4.99
Healthcare	5.70
Homebuilders/real estate	1.52
Hotel	0.70
Insurance	1.52
Leisure	0.92
Machinery	0.61
Metals/mining	3.08
Paper	1.13
Publishing/printing	0.33
Services	3.47
Steels	1.21
Super retail index	3.24
Technology	4.38
Telecommunications	7.89
Transportation excluding. air/rail	0.46

Total corporate bonds	85.18%
Asset-backed security	0.10
Commercial mortgage-backed securities	0.40

Total bonds	85.68%
Common stocks	0.00 [1]
Short-term investment	27.59

Total investments	113.27%
Liabilities, in excess of cash and other assets	(13.27)

Net assets	100.00%

1 Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)

Security description	Face amount	Value

Bonds — 85.68%
Corporate bonds — 85.18%
Australia — 0.57%
FMG Resources August 2006 Pty Ltd.,
7.000%, due 11/01/15[1]	$1,025,000	$1,019,875
8.250%, due 11/01/19[1]	200,000	194,000

Total Australia corporate bonds		1,213,875

Canada — 2.27%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	340,000	385,050
7.750%, due 03/15/20[1]	261,000	299,498
CHC Helicopter SA,
9.250%, due 10/15/20	150,000	154,125
Inmet Mining Corp.,
8.750%, due 06/01/20[1]	275,000	284,625
MEG Energy Corp.,
6.375%, due 01/30/23[1]	500,000	533,750
Nova Chemicals Corp.,
8.625%, due 11/01/19	925,000	1,049,875
Novelis, Inc.,
8.375%, due 12/15/17	475,000	518,937
PetroBakken Energy Ltd.,
8.625%, due 02/01/20[1]	750,000	780,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	700,000	801,500

Total Canada corporate bonds		4,807,360

Cayman Islands — 1.71%
Offshore Group Investment Ltd.,
11.500%, due 08/01/15	475,000	524,875
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	473,625
Seagate HDD Cayman,
7.750%, due 12/15/18	1,105,000	1,221,025
UPCB Finance V Ltd.,
7.250%, due 11/15/21[1]	1,275,000	1,386,563

Total Cayman Islands corporate bonds		3,606,088

France — 0.29%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	580,000	603,200

Ireland — 0.72%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	370,000	396,825
9.125%, due 10/15/20[1]	350,000	371,000
Nara Cable Funding Ltd.,
8.875%, due 12/01/18[1,2]	600,000	547,500
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	200,000	197,500

Total Ireland corporate bonds		1,512,825

Italy — 0.41%
Wind Acquisition Finance SA,
7.250%, due 02/15/18[1]	416,000	395,200
11.750%, due 07/15/17[1]	494,000	465,595

Total Italy corporate bonds		860,795

Luxembourg — 1.69%
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	600,000	651,000
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	423,000	435,690
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]	800,000	860,000
11.250%, due 06/15/16	406,000	423,762
Intelsat Luxembourg SA,
11.250%, due 02/04/17	1,140,000	1,205,550

Total Luxembourg corporate bonds		3,576,002

Netherlands — 0.71%
LyondellBasell Industries NV,
6.000%, due 11/15/21	1,325,000	1,510,500

Norway — 0.38%
Eksportfinans ASA,
3.000%, due 11/17/14	815,000	800,738

United Kingdom — 1.68%
Hanson Ltd.,
6.125%, due 08/15/16	375,000	405,000
HBOS PLC,
6.750%, due 05/21/18[1]	650,000	659,750
Ineos Finance PLC,
9.000%, due 05/15/15[1]	350,000	370,125
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	244,000	230,580
Lloyds Banking Group PLC,
6.413%, due 12/31/49[1,2,3]	850,000	692,750
Royal Bank of Scotland Group PLC,
5.000%, due 10/01/14	900,000	926,839
Virgin Media Finance PLC,
9.500%, due 08/15/16	238,000	263,585

Total United Kingdom corporate bonds		3,548,629

United States — 74.75%
AES Corp.,
8.000%, due 10/15/17	235,000	271,425
8.000%, due 06/01/20	600,000	697,500
Air Medical Group Holdings, Inc.,
9.250%, due 11/01/18	445,000	485,050
Ally Financial, Inc.,
8.000%, due 03/15/20	1,375,000	1,608,750
8.000%, due 11/01/31	575,000	670,450
8.300%, due 02/12/15	725,000	802,938
Alta Mesa Holdings,
9.625%, due 10/15/18	275,000	275,000
AMC Entertainment, Inc.,
8.750%, due 06/01/19	620,000	683,550
9.750%, due 12/01/20	175,000	197,094
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	370,000	374,625
American General Institutional Capital A,
7.570%, due 12/01/45[1]	610,000	683,200
American International Group, Inc.,
6.250%, due 03/15/37	550,000	555,500
AmeriGas Finance LLC,
6.750%, due 05/20/20	600,000	640,500
ARAMARK Corp.,
8.500%, due 02/01/15	790,000	808,770
Arch Coal, Inc.,
8.750%, due 08/01/16	600,000	588,000
Ashland, Inc.,
9.125%, due 06/01/17	295,000	320,813
Atlas Pipeline Partners LP,
8.750%, due 06/15/18	475,000	510,625
Atwood Oceanics, Inc.,
6.500%, due 02/01/20	135,000	144,450
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	380,000	421,800
Bank of America Corp.,
5.650%, due 05/01/18	770,000	877,936
BE Aerospace, Inc.,
6.875%, due 10/01/20	270,000	299,700
Berry Petroleum Co.,
6.750%, due 11/01/20	650,000	692,250
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	575,438
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	308,000
Boyd Gaming Corp.,
9.125%, due 12/01/18	595,000	624,750
BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	500,000	517,500
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	300,000	324,000
Building Materials Corp of America,
6.875%, due 08/15/18[1]	450,000	482,625
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	625,000	691,406
Cablevision Systems Corp.,
8.625%, due 09/15/17	555,000	645,187
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	915,000	752,587
10.000%, due 12/15/15	1,050,000	916,125
10.000%, due 12/15/18	1,405,000	920,275
11.250%, due 06/01/17	305,000	327,875
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	1,235,000	1,327,625
Capella Healthcare, Inc.,
9.250%, due 07/01/17	240,000	255,900
Capital One Capital III,
7.686%, due 08/15/36	685,000	695,275
Case New Holland, Inc.,
7.875%, due 12/01/17	550,000	644,875

CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	215,000	240,800
CCH II LLC/CCH II Capital Corp.,
13.500%, due 11/30/16	500,000	542,500
CDW Finance Corp.,
8.500%, due 04/01/19	140,000	152,250
12.535%, due 10/12/17	550,000	587,125
Celanese US Holdings LLC,
5.875%, due 06/15/21	440,000	492,800
6.625%, due 10/15/18	315,000	344,925
CenturyLink, Inc.,
6.450%, due 06/15/21	775,000	874,587
7.600%, due 09/15/39	275,000	290,847
Ceridian Corp.,
11.250%, due 11/15/15	710,000	699,350
Chesapeake Energy Corp.,
9.500%, due 02/15/15	405,000	446,006
Chesapeake Oilfield Operating LLC,
6.625%, due 11/15/19[1]	905,000	868,800
Chrysler Group LLC,
8.000%, due 06/15/19	690,000	731,400
CIT Group, Inc.,
4.250%, due 08/15/17	600,000	622,691
4.750%, due 02/15/15[1]	2,075,000	2,163,187
5.500%, due 02/15/19[1]	1,805,000	1,953,912
CityCenter Holdings LLC,
10.750%, due 01/15/17[4]	1,326,750	1,416,306
Clean Harbors, Inc.,
5.250%, due 08/01/20[1]	300,000	309,000
Clearwater Paper Corp.,
7.125%, due 11/01/18	410,000	445,875
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	490,000	482,800
Coleman Cable, Inc.,
9.000%, due 02/15/18	370,000	394,050
Community Health Systems, Inc.,
5.125%, due 08/15/18	450,000	466,875
8.000%, due 11/15/19	435,000	477,412
Comstock Resources, Inc.,
8.375%, due 10/15/17	90,000	93,600
Consol Energy, Inc.,
8.000%, due 04/01/17	505,000	527,725
Constellation Brands, Inc.,
7.250%, due 05/15/17	680,000	793,900
8.375%, due 12/15/14	353,000	400,214
Cricket Communications, Inc.,
7.750%, due 05/15/16	375,000	395,625
10.000%, due 07/15/15	750,000	789,375
Crosstex Energy LP,
8.875%, due 02/15/18	485,000	518,950
CSC Holdings LLC,
8.625%, due 02/15/19	200,000	237,000
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	520,000	564,200
Denbury Resources, Inc.,
8.250%, due 02/15/20	200,000	225,500
Diamond Resorts Corp.,
12.000%, due 08/15/18	1,550,000	1,670,125
DISH DBS Corp.,
7.750%, due 05/31/15	300,000	337,500
7.875%, due 09/01/19	1,510,000	1,755,375
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	645,000	735,300
Domtar Corp.,
10.750%, due 06/01/17	537,000	698,955
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	645,938
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	845,000	931,613
El Paso Corp.,
7.750%, due 01/15/32	1,790,000	2,084,668
Encore Acquisition Co.,
9.500%, due 05/01/16	315,000	341,775
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	475,000	534,375
11.750%, due 03/01/22[1]	400,000	425,000
Energy Transfer Partners LP,
6.050%, due 06/01/41	595,000	656,029
7.500%, due 07/01/38	850,000	1,007,676
Entravision Communications Corp.,
8.750%, due 08/01/17	711,000	767,880
EP Energy LLC,
9.375%, due 05/01/20[1]	650,000	708,500
Epicor Software Corp.,
8.625%, due 05/01/19	800,000	844,000
Equinix, Inc.,
7.000%, due 07/15/21	100,000	112,000
8.125%, due 03/01/18	1,350,000	1,498,500
ExamWorks Group, Inc.,
9.000%, due 07/15/19	695,000	722,800
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	589,875
Ferrellgas Partners-LP,
9.125%, due 10/01/17	500,000	536,250

First Data Corp.,
9.875%, due 09/24/15	610,000	622,200
11.250%, due 03/31/16	785,000	761,450
Forest Oil Corp.,
7.250%, due 06/15/19	640,000	635,200
7.500%, due 09/15/20[1]	400,000	397,000
8.500%, due 02/15/14	280,000	303,100
Freescale Semiconductor, Inc.,
10.125%, due 03/15/18[1]	442,000	486,200
10.750%, due 08/01/20	207,000	224,078
Fresenius Medical Care US Finance II, Inc.,
5.625%, due 07/31/19[1]	775,000	825,375
Frontier Communications Corp.,
7.875%, due 04/15/15	665,000	744,800
8.250%, due 04/15/17	695,000	788,825
9.000%, due 08/15/31	985,000	1,051,487
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	720,563
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	750,000	768,983
GenOn Energy, Inc.,
9.500%, due 10/15/18	630,000	715,050
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	925,000	1,033,687
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	350,000	371,000
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	395,000	437,462
Graton Economic Development Authority.,
9.625%, due 09/01/19[1]	200,000	208,000
Grifols, Inc.,
8.250%, due 02/01/18	360,000	397,800
HCA, Inc.,
5.875%, due 03/15/22	300,000	325,125
7.875%, due 02/15/20	600,000	674,250
8.500%, due 04/15/19	850,000	958,375
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	821,000	856,919
Hexion US Finance Corp.,
8.875%, due 02/01/18	270,000	277,425
Hiland Partners LP / Hiland Partners Finance Corp.,
7.250%, due 10/01/20[1]	675,000	702,000
Hilcorp Finance Co.,
8.000%, due 02/15/20[1]	370,000	411,625
Hilton Worldwide, Inc.,
4.935%, due 11/15/13[1,2]	500,000	490,995
Hologic, Inc.,
6.250%, due 08/01/20[1]	200,000	212,000
Host Hotels & Resorts LP, REIT,
4.750%, due 03/01/23	391,000	405,174
Hughes Satellite Systems Corp.,
6.500%, due 06/15/19	155,000	165,850
7.625%, due 06/15/21	155,000	171,662
Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	625,000	672,656
Icahn Enterprises LP,
8.000%, due 01/15/18[1]	250,000	268,125
8.000%, due 01/15/18	250,000	268,125
ILFC E-Capital Trust I,
4.520%, due 12/21/65[1,2]	460,000	312,800
Infor US, Inc.,
9.375%, due 04/01/19[1]	250,000	277,500
11.500%, due 07/15/18[1]	350,000	399,000
Ingles Markets, Inc.,
8.875%, due 05/15/17	365,000	393,288
Interactive Data Corp.,
10.250%, due 08/01/18	115,000	128,800
International Lease Finance Corp.,
5.875%, due 08/15/22	650,000	671,483
7.125%, due 09/01/18[1]	1,475,000	1,718,375
8.625%, due 09/15/15	455,000	518,131
Iron Mountain, Inc.,
8.375%, due 08/15/21	865,000	957,988
Jabil Circuit, Inc.,
4.700%, due 09/15/22	195,000	194,025
8.250%, due 03/15/18	425,000	504,688
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	275,000	275,000
JC Penney Corp., Inc.,
7.125%, due 11/15/23	645,000	614,363
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	475,000	486,875
Kemet Corp.,
10.500%, due 05/01/18	375,000	380,625
Key Energy Services, Inc.,
6.750%, due 03/01/21[1]	200,000	202,000
6.750%, due 03/01/21	775,000	786,625
Level 3 Communications, Inc.,
11.875%, due 02/01/19	330,000	374,550
Level 3 Financing, Inc.,
10.000%, due 02/01/18	1,135,000	1,262,688
Libbey Glass, Inc.,
6.875%, due 05/15/20[1]	115,000	123,625

Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	341,775
10.750%, due 06/15/58[1,2]	650,000	942,500
Limited Brands, Inc.,
5.625%, due 02/15/22	300,000	323,250
8.500%, due 06/15/19	185,000	222,925
Linn Energy LLC,
8.625%, due 04/15/20	1,180,000	1,292,100
Manitowoc Co., Inc.,
8.500%, due 11/01/20	565,000	632,094
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	500,000	504,375
MarkWest Energy Partners LP,
6.750%, due 11/01/20	300,000	324,750
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17	450,000	473,625
Masco Corp.,
7.125%, due 03/15/20	375,000	426,868
McClatchy Co.,
11.500%, due 02/15/17	640,000	688,000
McJunkin Red Man Corp.,
9.500%, due 12/15/16	685,000	738,944
Mead Products LLC,
6.750%, due 04/30/20[1]	235,000	244,987
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	654,000
Mercer International, Inc.,
9.500%, due 12/01/17	700,000	749,000
Meritor, Inc.,
10.625%, due 03/15/18	250,000	263,750
MGM Resorts International,
6.750%, due 10/01/20[1]	500,000	500,000
10.000%, due 11/01/16	1,315,000	1,505,675
11.125%, due 11/15/17	510,000	564,188
Michael Foods, Inc.,
9.750%, due 07/15/18	680,000	758,200
Michaels Stores, Inc.,
7.750%, due 11/01/18	425,000	455,812
11.375%, due 11/01/16	500,000	523,800
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20[1]	675,000	703,687
Multiplan, Inc.,
9.875%, due 09/01/18[1]	900,000	994,500
Murray Energy Corp.,
10.250%, due 10/15/15[1]	1,695,000	1,661,100
Mylan, Inc.,
7.625%, due 07/15/17[1]	850,000	941,375
7.875%, due 07/15/20[1]	75,000	84,188
Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	540,000	514,350
NB Capital Trust II,
7.830%, due 12/15/26	380,000	386,080
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	630,000	685,125
Nielsen Finance LLC,
7.750%, due 10/15/18	450,000	507,375
Niska Gas Storage US LLC,
8.875%, due 03/15/18	630,000	650,475
NRG Energy, Inc.,
7.625%, due 05/15/19	250,000	265,000
8.250%, due 09/01/20	1,400,000	1,526,000
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	665,000	763,088
Pactiv LLC,
8.125%, due 06/15/17	550,000	539,000
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,133,550
Party City Holdings, Inc.,
8.875%, due 08/01/20[1]	250,000	266,250
Peabody Energy Corp.,
7.375%, due 11/01/16	725,000	821,063
Penn Virginia Resource Partners LP,
8.375%, due 06/01/20[1]	850,000	877,625
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	1,140,000	1,265,400
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	562,320
QEP Resources, Inc.,
6.875%, due 03/01/21	450,000	508,500
Quicksilver Resources, Inc.,
7.125%, due 04/01/16	875,000	748,125
9.125%, due 08/15/19	350,000	332,500
QVC, Inc.,
7.500%, due 10/01/19[1]	1,730,000	1,914,255
Range Resources Corp.,
5.750%, due 06/01/21	350,000	376,250
8.000%, due 05/15/19	1,100,000	1,221,000

RBS Capital Trust II,
6.425%, due 12/31/49	500,000	410,000
Regions Financial Corp.,
5.750%, due 06/15/15	850,000	912,671
7.750%, due 11/10/14	650,000	723,125
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20[1]	800,000	800,000
7.875%, due 08/15/19	1,475,000	1,593,000
9.875%, due 08/15/19	410,000	436,138
Rite Aid Corp.,
10.375%, due 07/15/16	875,000	925,313
Rockwood Specialties Group, Inc.,
4.625%, due 10/15/20	175,000	177,625
Royal Caribbean Cruises Ltd.,
7.250%, due 06/15/16	250,000	279,375
Ryerson, Inc.,
12.000%, due 11/01/15	1,169,000	1,206,992
Samson Investment Co.,
9.750%, due 02/15/20[1]	725,000	746,750
SandRidge Energy, Inc.,
7.500%, due 02/15/23[1]	560,000	576,800
8.750%, due 01/15/20	425,000	460,062
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	910,000	919,100
SBA Telecommunications, Inc.,
5.750%, due 07/15/20[1]	325,000	341,250
Sealed Air Corp.,
8.375%, due 09/15/21[1]	580,000	649,600
ServiceMaster Co.,
8.000%, due 02/15/20	475,000	503,500
SESI LLC,
7.125%, due 12/15/21	500,000	552,500
Severstal Columbus LLC,
10.250%, due 02/15/18	650,000	650,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	655,000	540,375
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	375,000	415,312
Sky Growth Acquisition Corp.,
7.375%, due 10/15/20[1]	300,000	301,500
Springleaf Finance Corp.,
6.900%, due 12/15/17	480,000	408,000
Sprint Capital Corp.,
8.750%, due 03/15/32	575,000	595,125
Sprint Nextel Corp.,
9.000%, due 11/15/18[1]	425,000	510,000
9.125%, due 03/01/17	975,000	1,104,187
11.500%, due 11/15/21	125,000	156,562
SPX Corp.,
6.875%, due 09/01/17	725,000	810,187
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,170,000	1,035,450
Standard Pacific Corp.,
10.750%, due 09/15/16	750,000	916,875
Suburban Propane Partners LP,
7.500%, due 10/01/18[1]	464,000	496,480
SUPERVALU, Inc.,
8.000%, due 05/01/16	795,000	709,537
Susser Holdings LLC,
8.500%, due 05/15/16	250,000	269,062
Swift Energy Co.,
7.875%, due 03/01/22	250,000	267,500
Tenet Healthcare Corp.,
6.875%, due 11/15/31	500,000	447,500
8.875%, due 07/01/19	215,000	242,950
Tesoro Corp.,
4.250%, due 10/01/17	200,000	206,000
5.375%, due 10/01/22	700,000	721,000
9.750%, due 06/01/19	315,000	364,612
Tesoro Logistics LP / Tesoro Logistics Finance Corp.,
5.875%, due 10/01/20[1]	200,000	205,000
Texas Competitive Electric Holdings Co. LLC,
11.500%, due 10/01/20[1]	400,000	313,000
Tomkins LLC,
9.000%, due 10/01/18	445,000	496,175
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	695,000	618,550
U.S. Foodservice,
8.500%, due 06/30/19[1]	425,000	443,063
United States Steel Corp.,
7.375%, due 04/01/20	700,000	696,500
UR Merger Sub Corp.,
8.250%, due 02/01/21	700,000	768,250
USPI Finance Corp.,
9.000%, due 04/01/20[1]	650,000	705,250
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	775,000	815,688
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	600,000	621,000
VPI Escrow Corp.,
6.375%, due 10/15/20[1]	400,000	409,500

Vulcan Materials Co.,
7.500%, due 06/15/21	530,000	598,900
Warner Chilcott Co. LLC,
7.750%, due 09/15/18	615,000	656,513
West Corp.,
7.875%, due 01/15/19	1,170,000	1,205,100
Whiting Petroleum Corp.,
6.500%, due 10/01/18	370,000	396,825
WideOpenWest Finance LLC,
10.250%, due 07/15/19[1]	700,000	738,500
WMG Acquisition Corp.,
9.500%, due 06/15/16	585,000	638,381
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	765,000	703,800
Yankee Finance, Inc.,
10.250%, due 02/15/16[4]	255,000	263,925
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	804,000	868,320
Zions Bancorp.,
5.500%, due 11/16/15	280,000	292,246

Total United States corporate bonds		157,923,385

Total corporate bonds
(cost $172,857,193)		179,963,397

Asset-backed security — 0.10%
United States — 0.10%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2, 0.417%, due 08/25/35[2] (cost $170,467)	215,289	208,575

Commercial mortgage-backed securities — 0.40%
United States — 0.40%
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.998%, due 05/15/46[2]	800,000	528,671
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.122%, due 02/15/51[2]	300,000	319,283

Total commercial mortgage-backed securities
(cost $930,956)		847,954

Total bonds
(cost $173,958,616)		181,019,926

Common stock — 0.00%[5]
United States — 0.00%[5]
Pliant Corp.*6,7,8	5	0
Xanadoo Co., Class A*6	23	7,130

Total common stocks
(cost $86,272)		7,130

Short-term investment — 27.59%
Investment company — 27.59%
UBS Cash Management Prime Relationship Fund[9]
(cost $58,279,710)	58,279,710	$58,279,710

Total investments — 113.27%
(cost $232,324,598)		239,306,766
Liabilities, in excess of cash and other assets — (13.27)%		(28,036,875)

Net assets — 100.00%		$211,269,891

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$8,472,310
Gross unrealized depreciation	(1,490,142)

Net unrealized appreciation of investments	$6,982,168

For a listing of defined portfolio acronyms, and currency abbreviations that are used throughout the Portfolio of Investments as well as the tables that follow, please refer to end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$179,963,397	$—	$179,963,397
Asset-backed securities	—	208,575	—	208,575
Commercial mortgage-backed securities	—	847,954	—	847,954
Common stocks	7,130	—	0	7,130
Short-term investments	—	58,279,710	—	58,279,710

Total	$7,130	$239,299,636	$0	$239,306,766

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stock	Warrants	Total

Assets
Beginning balance	$0	$0	$160	$160
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	—	—	—
Settlements	0	—	—	0
Accrued discounts (premiums)	—	—	—	—
Total realized loss	(994,134)	—	(160)	(994,294)
Change in net unrealized appreciation/depreciation	994,134	—	—	994,134
Net transfers into Level 3	—	—	—	—
Net transfers out of Level 3	—	—	—	—

Ending balance	$—	$0	$—	$0

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $54,676,415 or 25.88% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Amount represents less than 0.005%.
[6]	Security is illiquid. At September 30, 2012, the value of these securities and other derivative instruments amounted to $7,130 or 0.00% of net assets.
[7]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of these securities amounted to $0 or 0.00% of net assets.
[8]	This security, which represent 0.00% of net assets as of September 30, 2012, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage	Value	percentage
Restricted security	date	cost	of net assets	09/30/12	of net assets

Pliant Corp.	10/02/00	$0	0.00%	$0	0.00%

[9]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,390,795	$186,888,104	$129,999,189	$58,279,710	$25,271

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Bonds
Corporate bonds
Commercial banks	1.10%
Diversified financial services	4.66
Food products	0.76
Oil, gas & consumable fuels	10.37

Total corporate bonds	16.89%
Non-US government obligations	56.38
Structured notes	8.25

Total bonds	81.52%
Short-term investment	18.13
Options purchased	0.07

Total investments	99.72%
Cash and other assets, less liabilities	0.28

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Opportunistic Emerging Markets Debt Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS Opportunistic Emerging Markets Debt Relationship Fund
September 30, 2012 (unaudited)

Security description	Face amount		Value

Bonds — 81.52%
Corporate bonds — 16.89%
Croatia — 0.76%
Agrokor DD,
8.875%, due 02/01/20[1,2]		$200,000	$200,000

Kazakhstan — 3.56%
KazMunayGas National Co.,
8.375%, due 07/02/13[3]		900,000	942,750

Russia — 4.66%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[3]		150,000	176,813
VEB Finance Ltd.,
6.800%, due 11/22/25[3]		900,000	1,055,250

Total Russia corporate bonds			1,232,063

Ukraine — 5.86%
Biz Finance PLC,
11.000%, due 02/03/14	UAH	3,000,000	290,869
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		$1,250,000	1,259,375

Total Ukraine corporate bonds			1,550,244

Venezuela — 2.05%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[3]		600,000	541,500

Total corporate bonds
(cost $4,399,768)			4,466,557

Non-US government obligations — 56.38%
Argentina — 13.59%
Republic of Argentina,
0.000%, due 12/15/35[4]		3,547,755	452,339
4.383%, due 12/15/35[5]		4,800,000	631,200
Series VII, 7.000%, due 09/12/13		1,950,000	1,948,050
Series X, 7.000%, due 04/17/17		200,000	171,300
8.280%, due 12/31/33		405,165	304,886
8.750%, due 06/02/17		88,658	86,309

			3,594,084

Belarus — 2.62%
Republic of Belarus,
8.750%, due 08/03/15[3]		700,000	692,125

Brazil — 10.37%
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[6]	BRL	1,950,000	2,743,762

Chile — 4.64%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[6]	CLP	564,814,000	1,226,289

China — 0.28%
China Government Bond,
2.480%, due 12/01/20	CNY	500,000	74,233

Hungary — 2.42%
Hungary Treasury Bills,
6.712%, due 07/24/13[7]	HUF	150,000,000	641,475

Mexico — 3.53%
Mexican Udibonos,
4.000%, due 11/15/40[6]	MXN	1,900,000	933,082

Nigeria — 2.47%
Nigeria Treasury Bills,
14.461%, due 04/04/13[7]	NGN	60,000,000	357,050
14.371%, due 04/25/13[7]		50,000,000	295,229

			652,279

Russia — 1.74%
Federation of Russia,
5.000%, due 04/29/20[3]		$400,000	461,000

South Africa — 6.81%
Republic of South Africa,
5.500%, due 12/07/23[6]	ZAR	10,444,085		1,799,801

Turkey — 2.93%
Republic of Turkey,
8.644%, due 10/01/14	TRY	1,248,067		775,332

Venezuela — 4.98%
Republic of Venezuela,
8.250%, due 10/13/24[3]		$1,600,000		1,316,000

Total Non-US government obligations
(cost $14,092,979)				14,909,462

Structured notes — 8.25%
Ghana — 3.19%
Standard Chartered Bank,
23.000%, due 08/21/17 (linked to Republic of
Ghana, 23.000%, due 08/21/17),
23.000%, due 08/21/17[1]		1,350,000		843,189

India — 2.68%
Standard Chartered Bank,
8.130%, due 09/23/22 (linked to Indian
Government Bonds, 8.130%, due
09/23/22),
8.130%, due 09/23/22[1]		713,982		707,985

Nigeria — 2.38%
HSBC Bank PLC,
15.858%, due 03/30/13 (linked to Nigeria Treasury
Bill, 15.858%, due 03/30/13),
15.858%, due 03/30/13[1,7]		443,038		414,794
HSBC Bank PLC,
15.663%, due 08/12/13 (linked to Nigeria Treasury
Bill, 15.663%, due 08/12/13),
15.663%, due 08/12/13[1,7]		NGN	37,000,000		214,289

				629,083

Total structured notes (cost $2,180,213)				2,180,257

Total bonds
(cost $20,672,960)				21,556,276

	Shares

Short-term investment — 18.13%
Investment company — 18.13%
UBS Cash Management Prime Relationship Fund[8]
(cost $4,793,498)		4,793,498		4,793,498

	Face amount covered by contracts

Options purchased* — 0.07%
Call options — 0.04%
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 485.50,
expires October 2012		$80,000		133
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 510.00,
expires October 2012		80,000		4
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 474.50,
expires October 2012		80,000		921
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 474.50,
expires October 2012		80,000		921
Foreign Exchange Option, Buy
USD/HUF,
strike @ HUF 240.00,
expires October 2012		90,000		21
Foreign Exchange Option, Buy
USD/KRW,
strike @ KRW 1,122.00,
expires October 2012		170,000		57
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013		1,187,500		2,184
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.24,
expires October 2012		80,000		100
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.23,
expires October 2012		280,000		1,320
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.23,
expires October 2012		90,000		454

Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.24,
expires October 2012		280,000	873
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.24,
expires October 2012		190,000	608
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.23,
expires November 2012		160,000	1,010
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.23,
expires November 2012		140,000	864
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.27,
expires November 2012		100,000	126
Foreign Exchange Option, Buy
USD/SGD,
strike @ SGD 1.29,
expires November 2012		140,000	103
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013		120,000	1,714
Foreign Exchange Option, Buy
USD/TWD,
strike @ TWD 29.50,
expires October 2012		160,000	367

			11,780

Put options — 0.03%
Foreign Exchange Option, Buy
EUR/CLP,
strike @ CLP 590.00,
expires October 2012	EUR	40,000	76
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.98,
expires November 2012		$60,000	127
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.98,
expires December 2012		80,000	255
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.98,
expires December 2012		120,000	400
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.98,
expires December 2012		120,000	450
Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.22,
expires January 2013		530,000	73
Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.29,
expires January 2013		530,000	298
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013		1,187,500	1,125
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013		120,000	4,247

			7,051

Total options purchased
(cost $57,072)			18,831

Total investments — 99.72%
(cost $25,523,530)			26,368,605
Cash and other assets, less liabilities — 0.28%			74,415

Net assets — 100.00%			$26,443,020

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$1,023,002
Gross unrealized depreciation	(177,927)

Net unrealized appreciation of investments	$845,075

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to		In		Maturity	appreciation/
Counterparty	deliver		exchange for		date	(depreciation)

BB	MXN	518,000	USD	40,541	10/12/12	$340
BB	MXN	3,580,000	USD	269,832	12/19/12	(6,119)
BB	RUB	284,000	USD	9,010	10/12/12	(78)
BB	USD	135,903	ARS	670,000	11/16/12	2,885
BB	USD	588,668	BRL	1,200,000	12/19/12	(2,742)
BB	USD	192,384	CNY	1,220,000	12/19/12	409
BB	USD	317,572	CNY	1,988,000	01/25/13	(4,316)
BB	USD	131,536	IDR	1,279,843,000	12/19/12	762
BB	USD	823,874	INR	45,000,000	12/19/12	16,546
BB	USD	40,026	MXN	518,000	10/12/12	175
BB	USD	258,649	RUB	8,000,000	12/19/12	(5,701)
BB	USD	503,644	RUB	16,517,000	12/19/12	18,597
BB	ZAR	2,600,000	USD	311,452	12/19/12	2,536
CITI	USD	21,813	ARS	109,000	10/05/12	1,350
CSI	BRL	4,756,246	USD	2,300,076	12/19/12	(22,265)
CSI	CLP	2,520,000	USD	5,334	10/29/12	46
CSI	CLP	586,090,000	USD	1,201,189	12/19/12	(19,862)
CSI	CNY	670,000	USD	106,143	01/10/13	448
CSI	EUR	905,000	USD	1,176,755	11/13/12	13,277
CSI	RUB	572,000	USD	18,656	10/12/12	352
CSI	USD	5,000	ARS	25,000	10/05/12	313
CSI	USD	12,249	ARS	61,000	10/11/12	668
CSI	USD	45,334	CLP	21,523,000	10/29/12	(172)
CSI	USD	411,793	CNY	2,616,000	12/19/12	1,605
CSI	USD	106,935	CNY	670,000	01/10/13	(1,240)
CSI	USD	143,851	INR	8,120,000	12/19/12	7,799
CSI	USD	239,265	TRY	441,660	12/19/12	3,818
DB	CZK	678,000	USD	34,909	10/22/12	251
DB	MXN	453,000	USD	35,267	10/22/12	151
DB	USD	5,000	ARS	25,000	10/05/12	313
DB	USD	35,271	CZK	678,000	10/22/12	(614)
DB	USD	14,169	KRW	16,027,100	12/20/12	193
DB	USD	34,981	MXN	453,000	10/22/12	135
DB	USD	27,901	RUB	856,000	10/12/12	(508)
GS	CNY	711,000	USD	112,234	01/10/13	71
GS	IDR	1,279,843,000	USD	132,420	12/19/12	123
GS	USD	156,986	CNY	1,000,000	01/25/13	588
GS	ZAR	5,576,900	USD	654,297	12/19/12	(8,315)
GS	ZAR	3,485,000	USD	421,913	12/19/12	7,847
JPMCB	HUF	137,000,000	USD	623,180	12/19/12	11,871
JPMCB	MXN	3,100,000	USD	235,553	12/19/12	(3,398)
JPMCB	MXN	4,600,000	USD	355,597	12/19/12	1,023
JPMCB	TRY	850,000	USD	465,907	12/19/12	(1,921)
JPMCB	TRY	330,000	USD	181,959	12/19/12	331
JPMCB	USD	264,960	CNY	1,660,000	01/25/13	(3,388)
JPMCB	USD	110,640	EUR	90,000	11/13/12	5,065
MLI	USD	21,800	ARS	109,000	10/05/12	1,363

Net unrealized appreciation on forward foreign currency contracts						$20,612

Currency swap agreement

								Upfront
		Pay		Receive	Termination	Pay	Receive	payments		Unrealized
Counterparty		contracts		contracts	date	rate[8]	rate[8]	made	Value[9]	appreciation

BB	INR	37,150,000	USD	719,681	12/05/16	4.500%	6 month USD LIBOR	$—	$33,392	$33,392

Interest rate swap agreements

						Upfront
			Termination	Payments made by	Payments received	payments		Unrealized
Counterparty	Notional amount		date	the Fund[8]	by the Fund[8]	made	Value	depreciation

CITI	KRW	1,100,000,000	08/26/16	3.410%	3 month CD KSDA	$—	$(18,438)	$(18,438)
GSI	TWD	32,500,000	08/26/16	1.280	3 month TWCPBA	—	(10,848)	(10,848)

						$—	$(29,286)	$(29,286)

Credit default swap on sovereign issue — sell protection[11]

					Payments	Upfront
		Notional		Termination	received by	payments		Unrealized	Credit
Counterparty	Referenced Obligation[10]	amount		date	the Fund[8]	received	Value	appreciation	spread[12]

Republic of Argentina bond,
DB	8.280%, due 12/31/33	USD	1,500,000	09/20/13	5.000%	$20,363	$(14,621)	$5,742	6.149%

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell USD/SGD, 140,000 face amount covered
by contracts, strike @ SGD 1.22	October 2012	$797	$(1,144)
Foreign Exchange Option, Sell USD/SGD, 280,000 face amount covered
by contracts, strike @ SGD 1.26	October 2012	420	(266)
Foreign Exchange Option, Sell USD/SGD, 190,000 face amount covered
by contracts, strike @ SGD 1.26	October 2012	199	(189)
Foreign Exchange Option, Sell USD/SGD, 80,000 face amount covered
by contracts, strike @ SGD 1.22	November 2012	694	(773)
Foreign Exchange Option, Sell USD/SGD, 70,000 face amount covered
by contracts, strike @ SGD 1.22	November 2012	636	(677)
Put options
Foreign Exchange Option, Sell USD/BRL, 40,000 face amount covered
by contracts, strike @ BRL 2.01	November 2012	399	(212)
Foreign Exchange Option, Sell USD/BRL, 40,000 face amount covered
by contracts, strike @ BRL 2.01	December 2012	458	(271)
Foreign Exchange Option, Sell USD/BRL, 60,000 face amount covered
by contracts, strike @ BRL 2.01	December 2012	706	(417)
Foreign Exchange Option, Sell USD/BRL, 60,000 face amount covered
by contracts, strike @ BRL 2.01	December 2012	437	(437)

Total options written		$4,746	$(4,386)

Written option activity for the period ended September 30, 2012 was as follows:

Premiums received

Options outstanding at December 31, 2011	$3,600
Options written	104,467
Options terminated in closing purchase transactions	(103,321)
Options expired prior to exercise	-

Options outstanding at September 30, 2012	$4,746

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$4,466,557	$—	$4,466,557
Non-US government obligations	—	14,909,462	—	14,909,462
Structured notes	—	2,180,257	—	2,180,257
Short-term investment	—	4,793,498	—	4,793,498
Options purchased	—	18,831	—	18,831
Forward foreign currency contracts, net	—	20,612	—	20,612
Swap agreements, net	—	(10,515)	—	(10,515)
Options written	—	(4,386)	—	(4,386)

Total	$—	$26,374,316	$—	$26,374,316

Portfolio footnotes
*	Non-income producing security.
[1]
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $2,380,257 or 9.00% of net assets.

[2]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2012, the value of this security amounted to $200,000 or 0.76% of net assets.
[3]
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2012, the value of these securities amounted to $5,185,438 or 19.61% of net assets.

[4]	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]	Floating rate determined annually based on the Argentina GDP.
[6]
Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[7]	Rate shown reflects annualized yield at September 30, 2012 on zero coupon bond.
[8]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,536,051	$15,637,861	$12,380,414	$4,793,498	$2,154

[9]	Payments made or received are based on the notional amount.
[10]	Security is illiquid. At September 30, 2012, the value of this security and other illiquid derivative instruments amounted to $33,392 or 0.13% of net assets.
[11]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[12]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[13]
Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)
	Face
Security description	amount	Value

Short-term investments — 99.98%
Certificates of deposit — 10.77%
Bank of Montreal,
0.320%, due 12/07/12	$9,000,000	$9,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.300%, due 12/13/12	5,000,000	5,000,000
0.360%, due 10/09/12	10,000,000	10,000,000
Canadian Imperial Bank of Commerce,
0.317%, due 06/10/13[1]	6,000,000	6,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY,
0.519%, due 09/25/13	6,000,000	6,000,000
National Australia Bank,
0.360%, due 11/21/12	7,000,000	7,000,000
Societe Generale,
0.260%, due 10/03/12	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.,
0.320%, due 11/06/12	7,000,000	7,000,000
0.340%, due 10/19/12	10,000,000	10,000,000
Svenska Handelsbanken, Inc.,
0.180%, due 10/01/12	10,000,000	10,000,000
Toronto-Dominion Bank,
0.448%, due 07/26/13	6,000,000	6,000,000

Total certificates of deposit
(cost $88,000,000)		88,000,000

Commercial paper — 42.65%
ANZ National Int’l Ltd./London,
0.432%, due 06/06/13[1,2]	4,000,000	4,000,000
Atlantis One Funding Corp.,
0.230%, due 10/12/12[1,2]	3,000,000	2,999,789
0.260%, due 11/16/12[1,2]	8,000,000	7,997,342
0.542%, due 01/02/13[1,2]	5,000,000	4,993,025
Barclays Bank PLC,
0.220%, due 10/09/12[1,2]	7,000,000	6,999,658
0.230%, due 10/01/12[1,2]	7,000,000	7,000,000
Bryant Park Funding LLC,
0.180%, due 10/22/12[1,2]	10,000,000	9,998,950
Caisse Centrale Desjardins du Quebec,
0.220%, due 11/20/12[1,2]	10,000,000	9,996,944
Chariot Funding LLC,
0.240%, due 12/03/12[2]	10,000,000	9,995,800
Coca-Cola Co.,
0.180%, due 12/12/12[1,2]	6,000,000	5,997,840
Credit Suisse/New York NY,
0.240%, due 11/26/12[2]	7,000,000	6,997,387
Deutsche Bank Financial LLC,
0.260%, due 12/10/12[2]	10,000,000	9,994,944
0.500%, due 03/20/13[2]	10,000,000	9,976,389
FCAR Owner Trust,
0.280%, due 11/01/12[2]	10,000,000	9,997,589
General Electric Capital Corp.,
0.220%, due 01/07/13[2]	5,000,000	4,997,006
0.290%, due 10/09/12[2]	5,000,000	4,999,678
0.351%, due 10/15/12[2]	8,000,000	7,998,911
Gotham Funding Corp.,
0.230%, due 11/07/12[2]	5,000,000	4,998,818
ING US Funding LLC,
0.200%, due 10/09/12[1,2]	10,000,000	9,999,555
0.230%, due 10/26/12[2]	10,000,000	9,998,403
JPMorgan Chase & Co.,
0.260%, due 01/07/13[2]	5,000,000	4,996,461
0.310%, due 12/24/12[2]	5,000,000	4,996,383
0.367%, due 01/25/13[2]	4,000,000	4,000,000

Liberty Street Funding LLC,
0.170%, due 10/01/12[1,2]	3,000,000	3,000,000
0.180%, due 10/09/12[1,2]	5,000,000	4,999,800
0.180%, due 10/18/12[1,2]	5,000,000	4,999,575
Market Street Funding LLC,
0.250%, due 10/15/12[1,2]	14,550,000	14,548,585
MetLife Short Term Funding LLC,
0.200%, due 12/03/12[1,2]	5,000,000	4,998,250
0.200%, due 12/10/12[1,2]	7,000,000	6,997,278
0.220%, due 11/01/12[1,2]	5,000,000	4,999,053
Old Line Funding LLC,
0.200%, due 11/06/12[1,2]	8,000,000	7,998,400
0.200%, due 12/17/12[1,2]	5,000,000	4,997,861
0.330%, due 03/06/13[1,2]	3,000,000	2,995,710
0.350%, due 01/15/13[1,2]	5,000,000	4,994,847
Oversea-Chinese Banking Corp. Ltd.,
0.230%, due 11/02/12[2]	4,000,000	3,999,182
Prudential Funding LLC,
0.230%, due 10/12/12[2]	9,000,000	8,999,368
Regency Markets No. 1 LLC,
0.210%, due 10/18/12[1,2]	10,000,000	9,999,008
0.210%, due 10/25/12[1,2]	7,000,000	6,999,020
Salisbury Receivables Co. LLC,
0.210%, due 10/22/12[1,2]	10,000,000	9,998,775
Skandinaviska Enskilda Banken AB,
0.375%, due 10/16/12[1,2]	8,000,000	7,998,750
State Street Corp.,
0.220%, due 01/04/13[2]	10,000,000	9,994,195
Svenska Handelsbanken, Inc.,
0.230%, due 12/13/12[1,2]	7,000,000	6,996,735
Thames Asset Global Securitization No 1, Inc.,
0.250%, due 10/18/12[1,2]	8,000,000	7,999,056
Thunder Bay Funding LLC,
0.200%, due 12/04/12[1,2]	4,000,000	3,998,578
0.210%, due 10/22/12[1,2]	8,000,000	7,999,020
Toyota Motor Credit Corp.,
0.190%, due 10/23/12[2]	12,000,000	11,998,607
0.341%, due 11/27/12[2]	8,000,000	7,995,693
Victory Receivables Corp.,
0.200%, due 10/01/12[1,2]	4,000,000	4,000,000
0.230%, due 11/13/12[1,2]	10,000,000	9,997,253

Total commercial paper
(cost $348,433,471)		348,433,471

Short-term corporate obligations — 1.77%
JPMorgan Chase & Co.,
0.468%, due 10/09/12[3]	2,500,000	2,500,000
Royal Bank of Canada,
0.558%, due 03/08/13[3]	7,000,000	7,005,970
Wells Fargo Bank N.A.,
0.443%, due 07/19/13	5,000,000	5,000,000

Total short-term corporate obligations
(cost $14,505,970)		14,505,970

US government and agency obligations — 8.72%
Federal Home Loan Banks,
0.160%, due 11/01/12[2]	4,000,000	3,999,449
Federal Home Loan Mortgage Corp.,
0.170%, due 01/14/13[2,4]	10,000,000	9,995,041
0.173%, due 01/07/13[2,4]	15,000,000	14,992,936
0.155%, due 03/04/13[2,5]	7,000,000	6,995,359
US Treasury Bills,
1.375%, due 02/15/13[2]	3,000,000	3,013,397
1.750%, due 04/15/13[2]	5,000,000	5,041,205
US Treasury Notes,
0.125%, due 09/30/13[2]	4,000,000	3,996,967
1.375%, due 11/15/12	9,000,000	9,013,601
2.500%, due 03/31/13	14,000,000	14,163,201

Total US government and agency obligation
(cost $71,211,156)		71,211,156

Repurchase agreements — 36.07%
Repurchase agreement dated 09/28/12
with Barclay’s Capital Inc.,
0.200%, due 10/01/12 collateralized
by $150,392,200 US Treasury
Bonds, 0.875%, due 04/30/17;
(value - $153,000,054); proceeds:
$150,002,500	$150,000,000	150,000,000
Repurchase agreement dated 09/28/12
with Deutsche Bank, 0.200%, due
10/01/12 collateralized by
$146,895,000 various Government
Agencies, 0.000% to 1.090%, due
10/01/12 to 04/04/16; (value -
$147,594,265); proceeds:
$144,702,412	144,700,000	144,700,000

Total repurchase agreements
(cost $294,700,000)		294,700,000

Total short-term investments
(cost $816,850,597)		816,850,597

Total investments — 99.98%
(cost $816,850,597)[6]		816,850,597
Cash and other assets, less liabilities — 0.02%		164,777

Net assets — 100.00%		$817,015,374

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$88,000,000	$—	$88,000,000
Commercial paper	—	348,433,471	—	348,433,471
Short-term corporate obligations	—	14,505,970	—	14,505,970
US government and agency obligations	—	71,211,156	—	71,211,156
Repurchase agreements	—	294,700,000	—	294,700,000

Total	$—	$816,850,597	$—	$816,850,597

Portfolio footnotes
[1]	Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012 the value of these securities amounted to $217,498,658 or 26.62% of net assets.
[2]	Interest rates shown are the discount rate at date of purchase.
[3]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Rate shown reflects annualized yield at September 30, 2012 on zero coupon bond.
[6]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

UBS U. S. Treasury Inflation Protected Securities Relationship Fund
Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2012

Bonds
US government obligations	96.84%

Total bonds	96.84%
Short-term investment	2.88

Total investments	99.72%
Cash and other assets, less liabilities	0.28

Net assets	100.00%

[1]	Figures represent the direct investments of UBS U.S. Treasury Inflation Protected Securities Relationship Fund. Figures would be different if a breakdown of derivatives exposure was included.

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
September 30, 2012 (unaudited)
	Face
Security description	amount	Value

Bonds — 96.84%
US government obligations — 96.84%
US Treasury Inflation Indexed Bonds (TIPS),
0.750%, due 02/15/42	$600,000	$660,958
2.000%, due 01/15/26	5,000,000	7,583,274
2.125%, due 02/15/41	4,650,000	7,146,221
2.375%, due 01/15/25	4,345,000	7,168,193
2.500%, due 01/15/29	4,695,000	7,166,241
3.375%, due 04/15/32	1,745,000	3,739,560
3.875%, due 04/15/29	825,000	1,908,666
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16	2,100,000	2,309,944
0.125%, due 04/15/17	1,500,000	1,629,941
0.125%, due 01/15/22	3,575,000	3,950,099
0.125%, due 07/15/22	2,000,000	2,177,294
0.500%, due 04/15/15	5,325,000	5,914,476
1.125%, due 01/15/21	3,200,000	3,967,510
1.250%, due 04/15/14	5,875,000	6,612,396
1.375%, due 07/15/18	5,500,000	6,849,587
1.375%, due 01/15/20	2,805,000	3,555,694
1.625%, due 01/15/15	5,700,000	7,330,114
1.875%, due 07/15/19	3,600,000	4,745,210
2.375%, due 01/15/17	4,145,000	5,523,107
2.500%, due 07/15/16	7,050,000	9,285,658
US Treasury Notes,
0.625%, due 07/15/21	2,750,000	3,200,081

Total US government obligations
(cost $91,643,380)		102,424,224

Total bonds
(cost $91,643,380)		102,424,224

	Shares

Short-term investment — 2.88%
Investment company — 2.88%
UBS Cash Management Prime Relationship Fund[1]
(cost $3,041,095)	3,041,095	3,041,095

Total investments — 99.72%
(cost $94,684,475)		105,465,319
Cash and other assets, less liabilities — 0.28%		298,743

Net assets — 100.00%		$105,764,062

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,780,844
Gross unrealized depreciation	0

Net unrealized appreciation of investments	$10,780,844

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
2 Year US Treasury Notes, 63 contracts (USD)	December 2012	$13,885,402	$13,893,469	$8,067
US Treasury futures sell contracts:
US Ultra Bond Futures, 4 contracts (USD)	December 2012	(649,244)	(660,875)	(11,631)

Net unrealized depreciation on futures contracts				$(3,564)

Interest rate swap agreements

						Upfront
			Termination	Payments made	Payments received	payments		Unrealized
Counterparty	Notional amount		date	by the Fund[2]	by the Fund[2]	made	Value	depreciation

BB	USD	15,250,000	09/30/14	0.448%	3 month USD LIBOR	$ —	$(23,140)	$(23,140)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices
	in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$102,424,224	$—	$102,424,224
Short-term investments	—	3,041,095	—	3,041,095
Futures contracts, net	(3,564)	—	—	(3,564)
Swap agreements, net	—	(23,140)	—	(23,140)

Total	$(3,564)	$105,442,179	$—	$105,438,615

Portfolio footnotes
[1]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/11	09/30/12	09/30/12	09/30/12	09/30/12

UBS Cash Management Prime Relationship Fund	$1,020,131	$25,148,869	$23,127,905	$3,041,095	$2,340

[2]	Payments made or received are based on the notional amount.

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CVA	Dutch certification-depositary certificate
ETF	Exchange traded fund
GO	General Obligation
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-voting depositary receipt
OJSC	Open Joint Stock Company
REIT	Real estate investment trust
TWCPBA	Taiwan Secondary Market Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board (or a committee designated by it) determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board (or a committee designated by it).

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, and periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. During September 30, 2012, UBS Emerging Markets Equity Relationship Fund transferred a security from Level 1 to Level 2, with a value of $5,586,578, due to the valuation changing from an unadjusted quoted price on a US exchange to a valuation based primarily on the valuation of the shares of the company as traded on the Russian Exchange. The remaining funds had no transfers between Level 1 and Level 2.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	November 29, 2012